JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 35.4%
Aerospace & Defense — 0.6%
Arconic, Inc.
5.13%, 10/1/2024	3,373	3,677
5.90%, 2/1/2027	1,484	1,686
6.75%, 1/15/2028	118	137
5.95%, 2/1/2037	410	447
Bombardier, Inc. (Canada)
6.00%, 10/15/2022(a)(b)	338	339
7.50%, 12/1/2024(b)	589	605
7.50%, 3/15/2025(b)	4,755	4,814
BWX Technologies, Inc. 5.38%, 7/15/2026(b)	1,885	1,989
TransDigm, Inc.
6.50%, 7/15/2024	340	351
6.25%, 3/15/2026(b)	5,712	6,133
Triumph Group, Inc.
5.25%, 6/1/2022	50	50
6.25%, 9/15/2024(b)	905	950
7.75%, 8/15/2025(a)	1,120	1,165

		22,343

Air Freight & Logistics — 0.1%
XPO Logistics, Inc.
6.13%, 9/1/2023(b)	1,505	1,554
6.75%, 8/15/2024(b)	1,998	2,167

		3,721

Airlines — 0.0%(c)
American Airlines Group, Inc. 5.00%, 6/1/2022(b)	383	400
United Airlines Holdings, Inc.
5.00%, 2/1/2024	266	282
4.88%, 1/15/2025	388	409

		1,091

Auto Components — 0.9%
Adient Global Holdings Ltd. 4.88%, 8/15/2026(a)(b)	2,315	1,973
Adient US LLC 7.00%, 5/15/2026(b)	1,970	2,106
Allison Transmission, Inc.
5.00%, 10/1/2024(b)	1,130	1,157
4.75%, 10/1/2027(b)	1,638	1,683
5.88%, 6/1/2029(a)(b)	1,055	1,138
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022(a)	220	223
6.25%, 4/1/2025(a)	7,810	7,937
6.25%, 3/15/2026(a)	828	827
6.50%, 4/1/2027	3,140	3,155
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(b)	884	765
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(a)(b)	2,380	2,514
Delphi Technologies plc 5.00%, 10/1/2025(b)	2,940	2,565
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023(a)	813	819
5.00%, 5/31/2026(a)	503	518
4.88%, 3/15/2027(a)	583	593
Icahn Enterprises LP
6.25%, 2/1/2022	55	56
6.75%, 2/1/2024	370	385
6.38%, 12/15/2025	237	250
6.25%, 5/15/2026	1,016	1,081
IHO Verwaltungs GmbH (Germany) 4.75% (cash), 9/15/2026(b)(d)	2,200	2,234
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(b)	331	345
Panther BF Aggregator 2 LP 6.25%, 5/15/2026(b)	2,150	2,282
Tenneco, Inc.
5.38%, 12/15/2024(a)	540	486
5.00%, 7/15/2026(a)	1,235	1,059

		36,151

Automobiles — 0.0%(c)
General Motors Co. 5.00%, 4/1/2035	240	248
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027(b)	237	201

		449

Banks — 0.8%
Australia & New Zealand Banking Group Ltd. (Australia) (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026(b)(e)(f)(g)	900	1,020
Banco do Brasil SA (Brazil)
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 7.33%), 9.25%, 4/15/2023(e)(f)(g)(h)	2,100	2,369
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.40%), 6.25%, 4/15/2024(e)(f)(g)(h)	2,000	1,981
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029(e)(f)(g)(h)	2,500	2,634
Bank of America Corp.
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(e)(f)(g)	882	982
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(e)(f)(g)	34	39
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(e)(f)(g)	500	553
Barclays plc (United Kingdom)
4.38%, 9/11/2024	200	208
5.20%, 5/12/2026	635	690
4.84%, 5/9/2028(a)	1,340	1,431

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CIT Group, Inc.
4.75%, 2/16/2024	121	129
5.25%, 3/7/2025	1,094	1,204
Citigroup, Inc.
Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020(e)(f)(g)	43	44
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023(a)(e)(f)(g)	865	917
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024(e)(f)(g)	700	753
4.60%, 3/9/2026	5,750	6,327
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(e)(f)(g)	83	94
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(b)(e)(f)(g)	200	241
Development Bank of the Republic of Belarus JSC (Belarus) 6.75%, 5/2/2024(b)	2,600	2,733
HSBC Holdings plc (United Kingdom) (USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025(e)(f)(g)	800	861
ING Groep NV (Netherlands) (USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022(e)(f)(g)(h)	900	956
National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034(b)(f)	1,400	1,431
Royal Bank of Scotland Group plc (United Kingdom)
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(e)(f)(g)	500	540
6.00%, 12/19/2023	665	735
Skandinaviska Enskilda Banken AB (Sweden) (USD Swap Semi 5 Year + 3.49%), 5.63%, 5/13/2022(e)(f)(g)(h)	400	406
Societe Generale SA (France)
(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021(b)(e)(f)(g)	739	781
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(b)(e)(f)(g)	200	233
Standard Chartered plc (United Kingdom) (USD Swap Semi 5 Year + 6.30%), 7.50%, 4/2/2022(b)(e)(f)(g)	500	536

		30,828

Beverages — 0.2%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	4,270	4,963
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.60%, 4/15/2048	1,890	2,191
4.75%, 4/15/2058	880	1,059
Constellation Brands, Inc. 4.10%, 2/15/2048	800	847
Cott Holdings, Inc. (Canada) 5.50%, 4/1/2025(b)	110	115

		9,175

Biotechnology — 0.4%
AbbVie, Inc.
4.25%, 11/14/2028	3,660	4,036
3.20%, 11/21/2029(b)	7,720	7,838
4.50%, 5/14/2035	2,820	3,124

		14,998

Building Products — 0.4%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027(b)	125	128
American Woodmark Corp. 4.88%, 3/15/2026(b)	1,425	1,449
Elementia SAB de CV (Mexico) 5.50%, 1/15/2025(h)	1,400	1,387
James Hardie International Finance DAC
4.75%, 1/15/2025(b)	450	466
5.00%, 1/15/2028(b)	500	523
JELD-WEN, Inc.
4.63%, 12/15/2025(b)	440	444
4.88%, 12/15/2027(a)(b)	950	951
Masonite International Corp.
5.75%, 9/15/2026(b)	200	212
5.38%, 2/1/2028(b)	675	715
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026(b)	265	281
Standard Industries, Inc.
6.00%, 10/15/2025(b)	205	214
5.00%, 2/15/2027(b)	340	353
4.75%, 1/15/2028(b)	4,403	4,546
Summit Materials LLC
6.13%, 7/15/2023	71	72
5.13%, 6/1/2025(b)	260	266
6.50%, 3/15/2027(b)	80	86

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Votorantim Cimentos International SA (Brazil) 7.25%, 4/5/2041(h)	1,100	1,382

		13,475

Capital Markets — 0.5%
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(b)(e)(f)(g)	1,000	1,118
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(b)(e)(f)(g)	5,692	6,142
Goldman Sachs Group, Inc. (The)
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025(e)(f)(g)	4,072	4,174
5.15%, 5/22/2045	725	891
LPL Holdings, Inc. 5.75%, 9/15/2025(b)	1,150	1,215
MSCI, Inc. 5.38%, 5/15/2027(b)	2,543	2,724
UBS Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(e)(f)(g)(h)	250	282
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030(b)(f)	4,000	4,063

		20,609

Chemicals — 0.9%
Ashland LLC 4.75%, 8/15/2022(i)	210	220
Axalta Coating Systems LLC 4.88%, 8/15/2024(b)	300	311
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030(a)(b)	1,600	1,542
Chemours Co. (The)
6.63%, 5/15/2023(a)	970	956
7.00%, 5/15/2025(a)	3,354	3,102
CVR Partners LP 9.25%, 6/15/2023(b)	2,392	2,494
Gates Global LLC 6.00%, 7/15/2022(a)(b)	1,052	1,052
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(a)(b)	2,485	2,560
Hexion, Inc. 7.88%, 7/15/2027(a)(b)	2,065	2,080
Huntsman International LLC 5.13%, 11/15/2022	200	213
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024(a)(b)	2,500	2,566
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024(b)	2,240	2,257
5.00%, 5/1/2025(b)	282	284
5.25%, 6/1/2027(b)	1,436	1,450
Orbia Advance Corp. SAB de CV (Mexico) 5.88%, 9/17/2044(h)	1,100	1,138
Rain CII Carbon LLC 7.25%, 4/1/2025(b)	150	145
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	1,775	1,885
4.50%, 10/15/2029(b)	2,975	3,005
Starfruit Finco BV (Netherlands) 8.00%, 10/1/2026(a)(b)	4,470	4,649
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)(b)	1,926	1,928
Tronox Finance plc 5.75%, 10/1/2025(b)	251	248
Tronox, Inc. 6.50%, 4/15/2026(a)(b)	204	206
Valvoline, Inc. 4.38%, 8/15/2025	15	15

		34,306

Commercial Services & Supplies — 0.6%
ACCO Brands Corp. 5.25%, 12/15/2024(b)	2,689	2,790
ADT Security Corp. (The)
4.13%, 6/15/2023(a)	246	252
4.88%, 7/15/2032(b)	505	439
Aramark Services, Inc. 5.00%, 2/1/2028(b)	4,691	4,925
Brink’s Co. (The) 4.63%, 10/15/2027(b)	995	1,022
Clean Harbors, Inc. 4.88%, 7/15/2027(b)	1,355	1,420
Covanta Holding Corp. 5.88%, 3/1/2024	200	206
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/2021(b)	185	185
5.00%, 2/1/2025(a)(b)	146	147
Nielsen Finance LLC 5.00%, 4/15/2022(b)	6,335	6,375
Pitney Bowes, Inc.
5.20%, 4/1/2023(i)	139	139
4.63%, 3/15/2024(a)	75	73
Prime Security Services Borrower LLC
9.25%, 5/15/2023(b)	183	192
5.25%, 4/15/2024(b)	653	673
5.75%, 4/15/2026(b)	4,665	4,873

		23,711

Communications Equipment — 0.4%
CommScope Technologies LLC 6.00%, 6/15/2025(b)	4,289	4,139
CommScope, Inc.
5.50%, 3/1/2024(b)	170	177
5.50%, 6/15/2024(a)(b)	448	439
6.00%, 3/1/2026(b)	5,390	5,646
8.25%, 3/1/2027(b)	1,205	1,211
Nokia OYJ (Finland)
4.38%, 6/12/2027	2,921	3,006
6.63%, 5/15/2039(a)	215	244

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Plantronics, Inc. 5.50%, 5/31/2023(a)(b)	1,880	1,768

		16,630

Construction & Engineering — 0.1%
AECOM 5.13%, 3/15/2027	693	738
Aeropuerto Internacional de Tocumen SA (Panama) 6.00%, 11/18/2048(h)	1,100	1,362
Bioceanico Sovereign Certificate Ltd. (Cayman Islands) 0.00%, 6/5/2034(h)	3,400	2,342
MasTec, Inc. 4.88%, 3/15/2023	452	457

		4,899

Construction Materials — 0.1%
Cemex SAB de CV (Mexico)
5.70%, 1/11/2025(a)(b)	600	616
7.75%, 4/16/2026(a)(b)	1,530	1,652
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	156	163

		2,431

Consumer Finance — 0.8%
Ally Financial, Inc.
4.13%, 2/13/2022	35	36
5.13%, 9/30/2024	128	141
4.63%, 3/30/2025	1,366	1,475
5.75%, 11/20/2025(a)	5,435	5,985
8.00%, 11/1/2031	418	576
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023(b)	160	172
5.25%, 5/15/2024(b)	355	386
Credit Acceptance Corp. 6.63%, 3/15/2026(b)	312	329
Curo Group Holdings Corp. 8.25%, 9/1/2025(b)	1,166	1,032
FirstCash, Inc. 5.38%, 6/1/2024(b)	156	162
Ford Motor Credit Co. LLC
4.69%, 6/9/2025	2,470	2,539
4.54%, 8/1/2026	1,465	1,471
General Motors Financial Co., Inc. 5.25%, 3/1/2026	270	294
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (cash), 9/15/2024(b)(d)	1,865	1,908
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 4.02%, 12/21/2065(b)(f)	1,135	885
Navient Corp. 6.13%, 3/25/2024	3,050	3,256
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023(b)	350	367
5.50%, 2/15/2024(b)	990	1,083
Springleaf Finance Corp.
6.13%, 5/15/2022	245	263
5.63%, 3/15/2023	272	292
6.88%, 3/15/2025	935	1,068
7.13%, 3/15/2026	1,562	1,800
6.63%, 1/15/2028	4,603	5,086

		30,606

Containers & Packaging — 1.1%
Ardagh Packaging Finance plc (Ireland)
6.00%, 2/15/2025(b)	10,230	10,741
5.25%, 8/15/2027(b)	1,412	1,453
Ball Corp.
4.00%, 11/15/2023	40	42
5.25%, 7/1/2025	605	676
Berry Global, Inc.
5.13%, 7/15/2023(a)	187	192
4.50%, 2/15/2026(b)	525	534
4.88%, 7/15/2026(a)(b)	3,390	3,547
5.63%, 7/15/2027(a)(b)	291	310
Crown Americas LLC 4.75%, 2/1/2026	186	195
Greif, Inc. 6.50%, 3/1/2027(b)	1,690	1,804
Intertape Polymer Group, Inc. (Canada) 7.00%, 10/15/2026(b)	32	33
LABL Escrow Issuer LLC 6.75%, 7/15/2026(b)	4,765	4,884
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(b)	4,495	4,596
7.25%, 4/15/2025(a)(b)	2,665	2,525
OI European Group BV 4.00%, 3/15/2023(b)	14	14
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020	5,059	5,065
Sealed Air Corp.
5.13%, 12/1/2024(b)	100	108
5.50%, 9/15/2025(a)(b)	55	60
Smurfit Kappa Treasury Funding DAC (Ireland) 7.50%, 11/20/2025	950	1,166
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026(b)(i)	4,991	5,241

		43,186

Distributors — 0.1%
Performance Food Group, Inc. 5.50%, 10/15/2027(b)	252	268
Wolverine Escrow LLC 9.00%, 11/15/2026(b)	3,385	3,419

		3,687

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Diversified Consumer Services — 0.1%
Service Corp. International
5.38%, 5/15/2024	300	309
7.50%, 4/1/2027	535	653
4.63%, 12/15/2027	2,285	2,370
5.13%, 6/1/2029	2,045	2,183

		5,515

Diversified Financial Services — 0.1%
ACE Cash Express, Inc. 12.00%, 12/15/2022(b)	412	381
Allied Universal Holdco LLC
6.63%, 7/15/2026(b)	242	256
9.75%, 7/15/2027(b)	72	76
CNG Holdings, Inc. 12.50%, 6/15/2024(b)	735	691
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(b)	1,203	1,092
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(b)	2,472	2,694
8.25%, 11/15/2026(b)	201	225

		5,415

Diversified Telecommunication Services — 3.2%
Altice France SA (France)
7.38%, 5/1/2026(b)	9,120	9,736
8.13%, 2/1/2027(b)	400	443
5.50%, 1/15/2028(b)	2,500	2,525
AT&T, Inc.
5.25%, 3/1/2037	950	1,131
4.90%, 8/15/2037	610	697
4.75%, 5/15/2046	1,370	1,534
CCO Holdings LLC
5.88%, 4/1/2024(b)	4,334	4,518
5.38%, 5/1/2025(b)	265	274
5.75%, 2/15/2026(b)	4,531	4,786
5.50%, 5/1/2026(b)	1,337	1,410
5.13%, 5/1/2027(b)	13,440	14,246
5.88%, 5/1/2027(a)(b)	3,380	3,600
5.00%, 2/1/2028(b)	4,692	4,938
5.38%, 6/1/2029(b)	1,229	1,317
4.75%, 3/1/2030(b)	832	855
CenturyLink, Inc.
Series V, 5.63%, 4/1/2020	1,420	1,434
Series T, 5.80%, 3/15/2022	720	759
Series W, 6.75%, 12/1/2023(a)	388	432
Series Y, 7.50%, 4/1/2024(a)	2,707	3,045
5.63%, 4/1/2025(a)	2,611	2,758
Series G, 6.88%, 1/15/2028	17	18
Cincinnati Bell, Inc.
7.00%, 7/15/2024(a)(b)	1,740	1,629
8.00%, 10/15/2025(b)	325	297
DKT Finance ApS (Denmark) 9.38%, 6/17/2023(b)	1,150	1,221
Embarq Corp. 8.00%, 6/1/2036	1,643	1,651
Frontier Communications Corp.
7.63%, 4/15/2024	158	74
6.88%, 1/15/2025	357	162
11.00%, 9/15/2025	369	170
8.50%, 4/1/2026(a)(b)	2,274	2,245
8.00%, 4/1/2027(b)	2,605	2,690
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023	4,517	3,590
8.00%, 2/15/2024(b)	2,587	2,639
8.50%, 10/15/2024(b)	3,448	2,836
9.75%, 7/15/2025(b)	1,765	1,482
Level 3 Financing, Inc.
5.63%, 2/1/2023	152	153
5.38%, 1/15/2024	375	381
5.38%, 5/1/2025	4,436	4,591
5.25%, 3/15/2026	916	954
Level 3 Parent LLC 5.75%, 12/1/2022	155	155
Qwest Corp.
6.88%, 9/15/2033	512	514
7.13%, 11/15/2043	58	59
SES GLOBAL Americas Holdings GP (Luxembourg) 5.30%, 3/25/2044(b)	110	109
Sprint Capital Corp.
6.88%, 11/15/2028	48	51
8.75%, 3/15/2032	6,881	8,206
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	5,465	6,053
6.00%, 9/30/2034	906	969
7.72%, 6/4/2038	3,320	4,073
Telecom Italia SpA (Italy) 5.30%, 5/30/2024(b)	500	538
Telefonica Emisiones SA (Spain) 4.90%, 3/6/2048	300	340
Verizon Communications, Inc.
4.40%, 11/1/2034	3,860	4,480
4.52%, 9/15/2048	2,890	3,476
4.67%, 3/15/2055	270	337
Virgin Media Finance plc (United Kingdom)
6.00%, 10/15/2024(b)	1,350	1,389
5.75%, 1/15/2025(b)	200	206
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 8/15/2026(b)	2,060	2,165
5.50%, 5/15/2029(b)	3,400	3,570
Windstream Services LLC 8.63%, 10/31/2025(a)(b)(i)	477	451

		124,362

Electric Utilities — 0.6%
Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/2030(b)	500	567
Edison International
3.55%, 11/15/2024	2,320	2,336
4.13%, 3/15/2028	3,675	3,716
Emera US Finance LP (Canada) 4.75%, 6/15/2046	1,410	1,646

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Empresa de Transmision Electrica SA (Panama) 5.13%, 5/2/2049(b)	1,100	1,241
Energuate Trust (Guatemala) 5.88%, 5/3/2027(h)	1,700	1,720
Eskom Holdings SOC Ltd. (South Africa) 5.75%, 1/26/2021(h)	3,900	3,889
Fenix Power Peru SA (Peru) 4.32%, 9/20/2027(h)	1,615	1,611
Inkia Energy Ltd. (Peru) 5.88%, 11/9/2027(h)	1,400	1,444
Light Servicos de Eletricidade SA (Brazil) 7.25%, 5/3/2023(h)	1,403	1,492
NextEra Energy Operating Partners LP
4.25%, 7/15/2024(b)	213	219
4.25%, 9/15/2024(b)	52	53
4.50%, 9/15/2027(b)	201	205
Terraform Global Operating LLC 6.13%, 3/1/2026(b)	190	198
Vistra Operations Co. LLC
5.50%, 9/1/2026(b)	501	527
5.63%, 2/15/2027(b)	1,130	1,187

		22,051

Electrical Equipment — 0.0%(c)
Sensata Technologies BV
4.88%, 10/15/2023(b)	255	270
5.63%, 11/1/2024(b)	200	220
5.00%, 10/1/2025(b)	492	533

		1,023

Electronic Equipment, Instruments & Components — 0.1%
Anixter, Inc. 6.00%, 12/1/2025	675	702
CDW LLC
5.50%, 12/1/2024	390	430
5.00%, 9/1/2025	468	488
4.25%, 4/1/2028	3,285	3,432
MTS Systems Corp. 5.75%, 8/15/2027(b)	279	291

		5,343

Energy Equipment & Services — 0.4%
Archrock Partners LP 6.00%, 10/1/2022	1,325	1,328
Diamond Offshore Drilling, Inc. 5.70%, 10/15/2039(a)	124	69
Nabors Industries, Inc.
5.50%, 1/15/2023(a)	47	41
5.75%, 2/1/2025	414	323
Noble Holding International Ltd.
7.95%, 4/1/2025(i)	59	29
7.88%, 2/1/2026(b)	140	88
6.20%, 8/1/2040	92	31
5.25%, 3/15/2042	41	12
Precision Drilling Corp. (Canada)
6.50%, 12/15/2021	9	9
7.75%, 12/15/2023	75	71
5.25%, 11/15/2024(a)	201	170
7.13%, 1/15/2026(a)(b)	371	324
Schlumberger Holdings Corp. 3.90%, 5/17/2028(b)	8,350	8,845
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025(b)	660	558
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(b)	391	407
Transocean Pontus Ltd. 6.13%, 8/1/2025(b)	2,868	2,901
Transocean Poseidon Ltd. 6.88%, 2/1/2027(b)	259	264
Transocean Proteus Ltd. 6.25%, 12/1/2024(b)	337	340
Transocean, Inc.
9.00%, 7/15/2023(a)(b)	257	262
7.25%, 11/1/2025(b)	8	7
7.50%, 1/15/2026(b)	464	417
7.50%, 4/15/2031	224	149
6.80%, 3/15/2038	272	168
9.35%, 12/15/2041(i)	128	90
USA Compression Partners LP
6.88%, 4/1/2026	260	267
6.88%, 9/1/2027(b)	13	13
Valaris plc
7.75%, 2/1/2026(a)	82	37
5.75%, 10/1/2044	207	79

		17,299

Entertainment — 0.4%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025(a)	1,423	1,324
5.88%, 11/15/2026(a)	248	223
6.13%, 5/15/2027(a)	267	240
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(b)	1,975	2,044
5.63%, 3/15/2026(b)	643	685
Netflix, Inc.
5.88%, 2/15/2025	50	55
4.38%, 11/15/2026	300	304
4.88%, 4/15/2028	4,210	4,312
5.88%, 11/15/2028	4,995	5,457
5.38%, 11/15/2029(b)	102	107
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(f)	1,215	1,268
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(f)	509	555

		16,574

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp. 3.80%, 8/15/2029	6,260	6,676
Brookfield Property REIT, Inc. 5.75%, 5/15/2026(b)	2,316	2,414
CoreCivic, Inc. 5.00%, 10/15/2022	55	55

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CyrusOne LP
5.00%, 3/15/2024	3	3
5.38%, 3/15/2027	541	595
Equinix, Inc.
5.88%, 1/15/2026	2,018	2,139
5.38%, 5/15/2027	285	309
ESH Hospitality, Inc.
5.25%, 5/1/2025(b)	3,500	3,614
4.63%, 10/1/2027(b)	1,240	1,246
GEO Group, Inc. (The) 5.88%, 10/15/2024	250	209
GLP Capital LP
5.25%, 6/1/2025	225	247
5.75%, 6/1/2028	250	285
HAT Holdings I LLC 5.25%, 7/15/2024(b)	483	510
Iron Mountain, Inc.
5.75%, 8/15/2024	2,775	2,812
4.88%, 9/15/2027(b)	2,089	2,147
5.25%, 3/15/2028(b)	763	795
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	282	310
5.75%, 2/1/2027(b)	185	207
RHP Hotel Properties LP 5.00%, 4/15/2023	875	895
Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027(b)	3,650	3,760
SBA Communications Corp. 4.88%, 9/1/2024	2,060	2,136
Uniti Group LP
6.00%, 4/15/2023(a)(b)	1,285	1,211
8.25%, 10/15/2023(a)	175	149
7.13%, 12/15/2024(a)(b)	235	194
VICI Properties 1 LLC 8.00%, 10/15/2023	1,174	1,276
VICI Properties LP
4.25%, 12/1/2026(b)	2,083	2,125
4.63%, 12/1/2029(b)	1,432	1,476

		37,795

Food & Staples Retailing — 0.4%
Albertsons Cos., Inc.
6.63%, 6/15/2024	467	490
5.75%, 3/15/2025	2,791	2,847
7.50%, 3/15/2026(b)	1,480	1,639
5.88%, 2/15/2028(b)	1,317	1,378
Cencosud SA (Chile) 6.63%, 2/12/2045(h)	1,300	1,361
Kroger Co. (The) 3.88%, 10/15/2046	2,290	2,239
New Albertsons LP
6.63%, 6/1/2028	8	7
7.45%, 8/1/2029	113	115
8.70%, 5/1/2030	425	455
8.00%, 5/1/2031	870	881
Rite Aid Corp. 6.13%, 4/1/2023(b)	5,550	4,593
Tesco plc (United Kingdom) 6.15%, 11/15/2037(b)	870	1,010

		17,015

Food Products — 0.6%
B&G Foods, Inc. 5.25%, 4/1/2025	2,741	2,768
Darling Ingredients, Inc. 5.25%, 4/15/2027(b)	290	306
Dole Food Co., Inc. 7.25%, 6/15/2025(b)	650	617
JBS USA LUX SA
5.88%, 7/15/2024(b)	598	615
5.75%, 6/15/2025(b)	863	899
6.75%, 2/15/2028(b)	753	829
6.50%, 4/15/2029(b)	757	838
5.50%, 1/15/2030(b)	1,174	1,252
Kraft Heinz Foods Co.
5.00%, 7/15/2035	2,010	2,191
4.38%, 6/1/2046	880	857
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026(b)	2,390	2,527
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(b)	435	451
5.88%, 9/30/2027(b)	397	429
Post Holdings, Inc.
5.50%, 3/1/2025(b)	320	336
5.00%, 8/15/2026(b)	732	768
5.75%, 3/1/2027(b)	2,342	2,509
5.50%, 12/15/2029(b)	2,690	2,818
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026(a)(b)	2,800	2,732
TreeHouse Foods, Inc. 6.00%, 2/15/2024(a)(b)	320	334

		24,076

Gas Utilities — 0.1%
AmeriGas Partners LP
5.63%, 5/20/2024	189	202
5.50%, 5/20/2025	1,456	1,558
5.88%, 8/20/2026	1,188	1,304
5.75%, 5/20/2027	277	302

		3,366

Health Care Equipment & Supplies — 0.2%
Hill-Rom Holdings, Inc.
5.00%, 2/15/2025(b)	1,093	1,139
4.38%, 9/15/2027(b)	2,740	2,809
Hologic, Inc. 4.38%, 10/15/2025(b)	2,905	2,992
Teleflex, Inc. 4.88%, 6/1/2026	386	404

		7,344

Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.
6.13%, 3/15/2021	26	26
5.13%, 7/1/2022	165	166
5.63%, 2/15/2023	738	752
6.50%, 3/1/2024	211	219

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023(b)	375	326
Centene Corp.
6.13%, 2/15/2024	176	183
4.75%, 1/15/2025	421	437
5.38%, 6/1/2026(b)	2,277	2,416
4.25%, 12/15/2027(b)	3,161	3,252
4.63%, 12/15/2029(b)	3,950	4,143
Community Health Systems, Inc.
5.13%, 8/1/2021	452	449
6.25%, 3/31/2023	1,053	1,040
8.63%, 1/15/2024(a)(b)	4,785	4,928
8.13%, 6/30/2024(a)(b)	815	636
8.00%, 3/15/2026(b)	101	101
CVS Health Corp. 4.88%, 7/20/2035	6,110	7,014
DaVita, Inc.
5.13%, 7/15/2024	946	971
5.00%, 5/1/2025	5,973	6,162
Encompass Health Corp.
5.75%, 11/1/2024	378	383
5.75%, 9/15/2025	1,595	1,675
4.50%, 2/1/2028	1,995	2,045
Envision Healthcare Corp. 8.75%, 10/15/2026(b)	1,122	457
HCA Healthcare, Inc. 6.25%, 2/15/2021	195	204
HCA, Inc.
5.88%, 5/1/2023	355	391
5.38%, 2/1/2025	2,180	2,409
5.88%, 2/15/2026	8,073	9,112
5.25%, 6/15/2026	145	162
5.63%, 9/1/2028	3,930	4,441
5.88%, 2/1/2029	14,085	16,092
4.13%, 6/15/2029	1,520	1,599
5.50%, 6/15/2047	2,390	2,764
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022(b)(d)	456	378
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)(b)	1,018	540
Tenet Healthcare Corp.
8.13%, 4/1/2022	255	278
6.75%, 6/15/2023(a)	1,765	1,906
4.63%, 7/15/2024	1,712	1,772
4.63%, 9/1/2024(b)	86	89
5.13%, 5/1/2025	1,492	1,533
4.88%, 1/1/2026(b)	7,997	8,307
6.25%, 2/1/2027(a)(b)	7,483	8,007
5.13%, 11/1/2027(b)	2,291	2,394
WellCare Health Plans, Inc. 5.25%, 4/1/2025	873	913

		101,072

Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026(b)	2,787	2,926
5.00%, 5/15/2027(b)	200	210

		3,136

Hotels, Restaurants & Leisure — 1.8%
1011778 BC ULC (Canada)
4.25%, 5/15/2024(b)	1,708	1,747
5.00%, 10/15/2025(a)(b)	2,725	2,826
3.88%, 1/15/2028(b)	1,970	1,982
Boyd Gaming Corp.
6.88%, 5/15/2023	120	124
6.38%, 4/1/2026(a)	2,069	2,209
6.00%, 8/15/2026	1,215	1,294
Boyne USA, Inc. 7.25%, 5/1/2025(b)	594	644
Caesars Resort Collection LLC 5.25%, 10/15/2025(b)	535	553
CCM Merger, Inc. 6.00%, 3/15/2022(b)	1,038	1,059
Cedar Fair LP
5.38%, 4/15/2027(a)	24	26
5.25%, 7/15/2029(b)	50	53
Cirsa Finance International SARL (Spain) 7.88%, 12/20/2023(b)	1,420	1,500
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(b)	726	608
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(b)	851	891
Enterprise Development Authority (The) 12.00%, 7/15/2024(b)	1,032	1,171
Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024(b)	982	1,004
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026	1,902	2,002
4.88%, 1/15/2030	184	195
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	459	498
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	1,704	1,751
4.88%, 4/1/2027	1,324	1,403
International Game Technology plc
6.50%, 2/15/2025(b)	1,325	1,481
6.25%, 1/15/2027(b)	1,450	1,627
IRB Holding Corp. 6.75%, 2/15/2026(a)(b)	858	896
Jack Ohio Finance LLC
6.75%, 11/15/2021(b)	2,543	2,594
10.25%, 11/15/2022(b)	40	42
KFC Holding Co. 4.75%, 6/1/2027(b)	1,440	1,498
LTF Merger Sub, Inc. 8.50%, 6/15/2023(b)	150	154
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026	2,295	2,496
4.75%, 1/15/2028(b)	73	75

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Melco Resorts Finance Ltd. (Hong Kong) 5.63%, 7/17/2027(b)	800	829
Merlin Entertainments plc (United Kingdom) 5.75%, 6/15/2026(b)	1,550	1,670
MGM Resorts International
6.00%, 3/15/2023	745	820
5.75%, 6/15/2025	6,635	7,406
4.63%, 9/1/2026	4,309	4,534
5.50%, 4/15/2027	2,340	2,571
Sabre GLBL, Inc.
5.38%, 4/15/2023(b)	1,515	1,553
5.25%, 11/15/2023(b)	875	897
Scientific Games International, Inc.
10.00%, 12/1/2022	82	84
5.00%, 10/15/2025(b)	1,761	1,839
8.25%, 3/15/2026(b)	166	180
Six Flags Entertainment Corp. 4.88%, 7/31/2024(b)	1,931	1,999
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026(b)	396	428
Station Casinos LLC 5.00%, 10/1/2025(b)	476	483
VOC Escrow Ltd. 5.00%, 2/15/2028(b)	455	477
Wyndham Destinations, Inc.
4.25%, 3/1/2022	8	8
5.40%, 4/1/2024(i)	169	179
6.35%, 10/1/2025(i)	143	158
5.75%, 4/1/2027(i)	336	364
Wynn Las Vegas LLC 5.50%, 3/1/2025(b)	2,749	2,931
Wynn Resorts Finance LLC 5.13%, 10/1/2029(b)	3,943	4,175
Yum! Brands, Inc. 4.75%, 1/15/2030(b)	1,098	1,136

		69,124

Household Durables — 0.4%
Controladora Mabe SA de CV (Mexico) 5.60%, 10/23/2028(h)	1,300	1,417
Lennar Corp.
5.88%, 11/15/2024	117	130
5.25%, 6/1/2026	490	535
5.00%, 6/15/2027	515	557
4.75%, 11/29/2027(a)	2,020	2,177
Newell Brands, Inc. 4.20%, 4/1/2026(i)	4,715	4,866
Tempur Sealy International, Inc.
5.63%, 10/15/2023	1,162	1,197
5.50%, 6/15/2026	4,009	4,210

		15,089

Household Products — 0.5%
Central Garden & Pet Co. 5.13%, 2/1/2028	4,385	4,550
Energizer Holdings, Inc.
5.50%, 6/15/2025(a)(b)	930	964
7.75%, 1/15/2027(a)(b)	4,605	5,146
Kronos Acquisition Holdings, Inc. (Canada) 9.00%, 8/15/2023(b)	178	159
Spectrum Brands, Inc.
6.13%, 12/15/2024	331	342
5.75%, 7/15/2025	4,325	4,529
5.00%, 10/1/2029(b)	2,578	2,629

		18,319

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. 5.50%, 4/15/2025(a)	2,268	2,350
Calpine Corp.
5.88%, 1/15/2024(b)	180	183
5.75%, 1/15/2025	49	50
5.25%, 6/1/2026(b)	996	1,041
Cemig Geracao e Transmissao SA (Brazil) 9.25%, 12/5/2024(h)	2,600	3,013
Clearway Energy Operating LLC
5.38%, 8/15/2024	84	86
5.75%, 10/15/2025	55	58
5.00%, 9/15/2026	316	327
Cometa Energia SA de CV (Mexico)
6.38%, 4/24/2035(b)	1,143	1,228
6.38%, 4/24/2035(h)	1,066	1,144
NRG Energy, Inc.
7.25%, 5/15/2026	2,315	2,535
6.63%, 1/15/2027	165	179
5.75%, 1/15/2028(a)	749	809
5.25%, 6/15/2029(b)	294	315
Vistra Energy Corp. 5.88%, 6/1/2023	72	73

		13,391

Industrial Conglomerates — 0.1%
Alfa SAB de CV (Mexico) 6.88%, 3/25/2044(h)	2,400	2,828
Grupo KUO SAB de CV (Mexico) 5.75%, 7/7/2027(b)	1,100	1,111

		3,939

Insurance — 0.1%
CNO Financial Group, Inc. 5.25%, 5/30/2025	490	543
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(b)	400	424
Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069(b)(f)	600	730
Liberty Mutual Group, Inc. 3.95%, 10/15/2050(b)	91	93
MetLife, Inc. 6.40%, 12/15/2036	250	306

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Prudential Financial, Inc. (ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(f)	250	270

		2,366

Internet & Direct Marketing Retail — 0.1%
Go Daddy Operating Co. LLC 5.25%, 12/1/2027(b)	551	578
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(b)	2,900	2,429

		3,007

IT Services — 0.2%
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(b)	283	293
Cogent Communications Group, Inc.
5.63%, 4/15/2021(b)	120	121
5.38%, 3/1/2022(b)	1,515	1,579
Exela Intermediate LLC 10.00%, 7/15/2023(b)	998	357
Gartner, Inc. 5.13%, 4/1/2025(b)	813	852
VeriSign, Inc. 4.75%, 7/15/2027	5	5
Zayo Group LLC
6.00%, 4/1/2023	338	347
6.38%, 5/15/2025	4,143	4,262

		7,816

Leisure Products — 0.2%
Mattel, Inc.
2.35%, 8/15/2021(a)	500	504
3.15%, 3/15/2023	765	746
6.75%, 12/31/2025(b)	6,448	6,754
Vista Outdoor, Inc. 5.88%, 10/1/2023(a)	350	333

		8,337

Life Sciences Tools & Services — 0.1%
Avantor, Inc. 6.00%, 10/1/2024(b)	2,905	3,112

Machinery — 0.1%
Amsted Industries, Inc.
5.38%, 9/15/2024(b)	63	65
5.63%, 7/1/2027(b)	116	122
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023(b)	530	547
Colfax Corp.
6.00%, 2/15/2024(b)	125	132
6.38%, 2/15/2026(b)	23	25
EnPro Industries, Inc. 5.75%, 10/15/2026	265	281
Harsco Corp. 5.75%, 7/31/2027(b)	139	146
Hillman Group, Inc. (The) 6.38%, 7/15/2022(a)(b)	130	120
RBS Global, Inc. 4.88%, 12/15/2025(b)	525	540
SPX FLOW, Inc.
5.63%, 8/15/2024(b)	135	141
5.88%, 8/15/2026(b)	295	310
Tennant Co. 5.63%, 5/1/2025	679	708
Terex Corp. 5.63%, 2/1/2025(b)	1,275	1,293
Wabash National Corp. 5.50%, 10/1/2025(b)	660	653
Welbilt, Inc. 9.50%, 2/15/2024	295	313

		5,396

Marine — 0.1%
MV24 Capital BV (Brazil) 6.75%, 6/1/2034(b)	4,410	4,543

Media — 3.5%
Altice Financing SA (Luxembourg)
6.63%, 2/15/2023(b)	1,130	1,155
7.50%, 5/15/2026(a)(b)	3,480	3,702
Altice Luxembourg SA (Luxembourg)
7.63%, 2/15/2025(b)	2,685	2,796
10.50%, 5/15/2027(b)	4,832	5,479
AMC Networks, Inc.
5.00%, 4/1/2024	2,690	2,700
4.75%, 8/1/2025(a)	370	367
Charter Communications Operating LLC
4.91%, 7/23/2025	30	33
6.38%, 10/23/2035	221	276
5.38%, 4/1/2038	1,760	1,994
6.48%, 10/23/2045	230	285
Cinemark USA, Inc. 4.88%, 6/1/2023	280	284
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024(b)	4,410	4,858
5.13%, 8/15/2027(b)	5,544	5,766
CSC Holdings LLC
6.75%, 11/15/2021	115	124
5.38%, 7/15/2023(b)	200	205
5.25%, 6/1/2024(a)	1,168	1,256
7.75%, 7/15/2025(b)	200	215
6.63%, 10/15/2025(b)	1,600	1,702
10.88%, 10/15/2025(b)	7,280	8,190
5.50%, 5/15/2026(b)	1,550	1,637
5.50%, 4/15/2027(b)	400	425
5.38%, 2/1/2028(b)	210	222
6.50%, 2/1/2029(b)	3,405	3,798
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026(b)	369	393
Diamond Sports Group LLC
5.38%, 8/15/2026(b)	4,011	4,071
6.63%, 8/15/2027(a)(b)	2,667	2,600
DISH DBS Corp.
6.75%, 6/1/2021	730	769
5.88%, 7/15/2022	580	606
5.00%, 3/15/2023	704	709
5.88%, 11/15/2024(a)	14,465	14,447
7.75%, 7/1/2026(a)	6,025	6,240

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Entercom Media Corp.
7.25%, 11/1/2024(a)(b)	2,240	2,363
6.50%, 5/1/2027(b)	744	785
GCI LLC
6.63%, 6/15/2024(b)	615	666
6.88%, 4/15/2025	725	756
Getty Images, Inc. 9.75%, 3/1/2027(a)(b)	22	22
Gray Television, Inc.
5.13%, 10/15/2024(b)	109	113
5.88%, 7/15/2026(b)	737	781
7.00%, 5/15/2027(b)	2,052	2,273
iHeartCommunications, Inc.
0.00%, 12/15/2019‡(j)	221	—
6.38%, 5/1/2026(a)	3,253	3,514
8.38%, 5/1/2027	1,354	1,476
5.25%, 8/15/2027(b)	948	974
Lamar Media Corp.
5.00%, 5/1/2023	15	15
5.75%, 2/1/2026	1,030	1,096
Liberty Interactive LLC 8.25%, 2/1/2030	275	275
Meredith Corp. 6.88%, 2/1/2026(a)	3,940	4,048
Midcontinent Communications 5.38%, 8/15/2027(b)	326	342
Nexstar Broadcasting, Inc.
5.63%, 8/1/2024(b)	1,235	1,287
5.63%, 7/15/2027(a)(b)	2,300	2,423
Outfront Media Capital LLC
5.88%, 3/15/2025(a)	125	129
5.00%, 8/15/2027(b)	1,063	1,109
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	220	238
Sinclair Television Group, Inc.
5.63%, 8/1/2024(b)	890	917
5.88%, 3/15/2026(b)	184	192
5.13%, 2/15/2027(a)(b)	935	944
Sirius XM Radio, Inc.
4.63%, 7/15/2024(b)	202	212
5.38%, 4/15/2025(b)	2,071	2,143
5.38%, 7/15/2026(b)	2,674	2,824
5.00%, 8/1/2027(b)	4,737	4,986
5.50%, 7/1/2029(b)	550	591
TEGNA, Inc. 6.38%, 10/15/2023	514	530
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028(b)	2,400	2,544
UPC Holding BV (Netherlands) 5.50%, 1/15/2028(b)	2,600	2,626
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025(b)	3,010	3,093
Videotron Ltd. (Canada)
5.38%, 6/15/2024(b)	190	208
5.13%, 4/15/2027(b)	7,040	7,475
WMG Acquisition Corp.
4.88%, 11/1/2024(b)	100	103
5.50%, 4/15/2026(a)(b)	525	554
Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027(b)	1,050	1,101
Ziggo BV (Netherlands)
5.50%, 1/15/2027(b)	1,500	1,588
4.88%, 1/15/2030(b)	1,500	1,538

		136,158

Metals & Mining — 0.8%
AK Steel Corp.
7.63%, 10/1/2021(a)	510	506
7.50%, 7/15/2023	190	190
6.38%, 10/15/2025(a)	65	55
7.00%, 3/15/2027	145	126
Alcoa Nederland Holding BV
6.75%, 9/30/2024(b)	2,500	2,631
7.00%, 9/30/2026(b)	945	1,028
6.13%, 5/15/2028(b)	200	215
Allegheny Technologies, Inc.
5.95%, 1/15/2021	80	83
7.88%, 8/15/2023(i)	135	150
ArcelorMittal SA (Luxembourg) 7.00%, 10/15/2039(i)	200	242
Big River Steel LLC 7.25%, 9/1/2025(b)	265	273
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024(b)	104	107
5.75%, 3/1/2025(a)	389	388
Commercial Metals Co.
4.88%, 5/15/2023(a)	40	41
5.38%, 7/15/2027	359	372
Constellium SE
6.63%, 3/1/2025(a)(b)	2,250	2,340
5.88%, 2/15/2026(h)	2,150	2,240
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022(b)	59	60
5.13%, 3/15/2023(a)(b)	165	172
5.13%, 5/15/2024(a)(b)	174	183
Freeport-McMoRan, Inc.
3.55%, 3/1/2022	31	31
3.88%, 3/15/2023	441	450
4.55%, 11/14/2024(a)	4,560	4,793
5.40%, 11/14/2034	98	97
5.45%, 3/15/2043	1,207	1,159
Glencore Finance Canada Ltd. (Switzerland) 6.00%, 11/15/2041(b)	685	767
Hecla Mining Co. 6.88%, 5/1/2021	301	298
Hudbay Minerals, Inc. (Canada)
7.25%, 1/15/2023(b)	160	164
7.63%, 1/15/2025(b)	85	85
Indonesia Asahan Aluminium Persero PT (Indonesia)
6.53%, 11/15/2028(h)	1,050	1,277
6.76%, 11/15/2048(h)	3,300	4,183

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Kaiser Aluminum Corp. 5.88%, 5/15/2024(a)	39	41
Nexa Resources SA (Peru) 5.38%, 5/4/2027(h)	1,900	2,000
Northwest Acquisitions ULC 7.13%, 11/1/2022(b)	150	97
Novelis Corp.
6.25%, 8/15/2024(b)	475	499
5.88%, 9/30/2026(b)	2,437	2,553
Steel Dynamics, Inc.
4.13%, 9/15/2025	399	407
5.00%, 12/15/2026	28	30
United States Steel Corp.
6.88%, 8/15/2025(a)	365	342
6.25%, 3/15/2026(a)	576	496

		31,171

Multiline Retail — 0.0%(c)
JC Penney Corp., Inc. 6.38%, 10/15/2036	164	54
Neiman Marcus Group Ltd. LLC
14.00% (Blend (cash 8.00% + PIK 6.00%)), 4/25/2024(b)(d)	56	26
8.00%, 10/25/2024(b)	80	22

		102

Multi-Utilities — 0.0%(c)
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029(h)	1,400	1,434

Oil, Gas & Consumable Fuels — 3.2%
AI Candelaria Spain SLU (Spain) 7.50%, 12/15/2028(h)	3,400	3,736
Aker BP ASA (Norway)
4.75%, 6/15/2024(b)	185	193
5.88%, 3/31/2025(b)	1,313	1,385
Antero Midstream Partners LP
5.38%, 9/15/2024	510	436
5.75%, 3/1/2027(b)	675	533
5.75%, 1/15/2028(b)	695	537
Antero Resources Corp.
5.13%, 12/1/2022	2,427	1,972
5.63%, 6/1/2023(a)	300	212
Apache Corp. 4.38%, 10/15/2028	4,060	4,105
Blue Racer Midstream LLC
6.13%, 11/15/2022(b)	3,050	2,752
6.63%, 7/15/2026(b)	905	783
Brazos Valley Longhorn LLC
6.88%, 2/1/2025	2,310	1,802
Buckeye Partners LP
4.13%, 12/1/2027	1,610	1,481
5.60%, 10/15/2044	900	754
(ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078(f)	432	323
Callon Petroleum Co.
6.13%, 10/1/2024	294	280
6.38%, 7/1/2026(a)	159	148
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023(a)	382	368
Cenovus Energy, Inc. (Canada)
5.25%, 6/15/2037	410	447
5.40%, 6/15/2047	410	467
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	350	391
Cheniere Energy Partners LP
5.25%, 10/1/2025	388	399
5.63%, 10/1/2026	32	34
4.50%, 10/1/2029(b)	2,980	2,996
Chesapeake Energy Corp.
7.00%, 10/1/2024	254	130
8.00%, 1/15/2025	735	378
8.00%, 6/15/2027(a)	556	265
CITGO Petroleum Corp. 6.25%, 8/15/2022(b)	92	93
CNX Midstream Partners LP 6.50%, 3/15/2026(b)	207	189
Comstock Resources, Inc. 9.75%, 8/15/2026	64	53
Crestwood Midstream Partners LP
6.25%, 4/1/2023(i)	340	341
5.75%, 4/1/2025	229	230
5.63%, 5/1/2027(b)	3,615	3,488
DCP Midstream LP
Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.38%, 12/15/2022(e)(f)(g)	235	224
DCP Midstream Operating LP
3.88%, 3/15/2023(a)	350	355
5.38%, 7/15/2025	2,455	2,614
6.75%, 9/15/2037(b)	124	128
5.60%, 4/1/2044	25	24
Delek Logistics Partners LP 6.75%, 5/15/2025	575	575
Ecopetrol SA (Colombia) 5.88%, 5/28/2045	2,645	3,011
Energy Transfer Operating LP
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028(e)(f)(g)	223	205
5.25%, 4/15/2029	1,620	1,788
5.30%, 4/15/2047	430	447
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(e)(f)(g)	460	230
4.40%, 4/1/2024	374	344
4.15%, 6/1/2025	97	86
4.85%, 7/15/2026	1,215	1,074
Enterprise Products Operating LLC
4.20%, 1/31/2050	1,470	1,572
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078(f)	194	191
EP Energy LLC
9.38%, 5/1/2024(b)(j)	499	6
8.00%, 11/29/2024(b)(j)	310	121
7.75%, 5/15/2026(b)(j)	982	658

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026(b)	12	6
Genesis Energy LP
6.75%, 8/1/2022	179	175
6.00%, 5/15/2023	53	49
5.63%, 6/15/2024	455	411
Global Partners LP
7.00%, 6/15/2023	119	122
7.00%, 8/1/2027(b)	635	664
Gulfport Energy Corp.
6.00%, 10/15/2024	3,329	2,280
6.38%, 1/15/2026	27	17
Hilcorp Energy I LP
5.00%, 12/1/2024(b)	370	329
5.75%, 10/1/2025(b)	163	142
6.25%, 11/1/2028(b)	292	246
Holly Energy Partners LP 6.00%, 8/1/2024(b)	199	208
Ithaca Energy North Sea plc (United Kingdom) 9.38%, 7/15/2024(b)	230	236
Martin Midstream Partners LP 7.25%, 2/15/2021	611	550
Matador Resources Co. 5.88%, 9/15/2026	455	449
MEG Energy Corp. (Canada)
6.38%, 1/30/2023(b)	409	401
7.00%, 3/31/2024(a)(b)	2,011	1,972
6.50%, 1/15/2025(b)	1,915	1,990
MPLX LP
Series B, (ICE LIBOR USD 3 Month + 4.65%), 6.87%, 2/15/2023(e)(f)(g)	327	328
4.50%, 4/15/2038	750	748
Newfield Exploration Co. 5.38%, 1/1/2026	100	107
Northern Oil and Gas, Inc. 8.50% (cash), 5/15/2023(d)	360	369
NuStar Logistics LP
6.00%, 6/1/2026	99	106
5.63%, 4/28/2027	336	347
Oasis Petroleum, Inc.
6.88%, 3/15/2022(a)	1,839	1,718
6.88%, 1/15/2023(a)	2,408	2,209
6.25%, 5/1/2026(a)(b)	650	467
Occidental Petroleum Corp. 3.50%, 8/15/2029	10,210	10,310
Oil and Gas Holding Co. BSCC (The) (Bahrain)
7.63%, 11/7/2024(h)	1,400	1,606
8.38%, 11/7/2028(h)	700	833
Parsley Energy LLC
6.25%, 6/1/2024(b)	35	36
5.38%, 1/15/2025(b)	1,140	1,166
5.25%, 8/15/2025(b)	850	863
PBF Holding Co. LLC
7.00%, 11/15/2023	107	111
7.25%, 6/15/2025	165	175
PBF Logistics LP 6.88%, 5/15/2023	195	201
Peabody Energy Corp.
6.00%, 3/31/2022(a)(b)	50	49
6.38%, 3/31/2025(a)(b)	236	207
Petroamazonas EP (Ecuador) 4.63%, 2/16/2020(h)	250	244
Petrobras Global Finance BV (Brazil) 5.75%, 2/1/2029	1,950	2,145
Petroleos Mexicanos (Mexico)
5.38%, 3/13/2022	2,200	2,310
5.63%, 1/23/2046	1,900	1,678
7.69%, 1/23/2050(h)	1,100	1,179
7.69%, 1/23/2050(b)	800	858
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022(e)(f)(g)	475	429
QEP Resources, Inc.
5.38%, 10/1/2022	135	132
5.25%, 5/1/2023	85	81
5.63%, 3/1/2026	79	71
Range Resources Corp.
5.00%, 3/15/2023(a)	1,430	1,242
4.88%, 5/15/2025(a)	395	322
SemGroup Corp.
5.63%, 7/15/2022	158	160
5.63%, 11/15/2023	410	420
6.38%, 3/15/2025	210	219
7.25%, 3/15/2026(a)	248	272
SM Energy Co.
6.13%, 11/15/2022(a)	1,760	1,716
5.00%, 1/15/2024(a)	38	35
6.75%, 9/15/2026(a)	179	163
6.63%, 1/15/2027(a)	1,438	1,308
Southern Gas Corridor CJSC (Azerbaijan) 6.88%, 3/24/2026(h)	2,800	3,310
Southwestern Energy Co.
6.20%, 1/23/2025(i)	350	305
7.50%, 4/1/2026	475	416
7.75%, 10/1/2027(a)	160	139
State Oil Co. of the Azerbaijan Republic (Azerbaijan) 6.95%, 3/18/2030(h)	3,200	3,896
Summit Midstream Holdings LLC
5.50%, 8/15/2022	130	113
5.75%, 4/15/2025	431	325
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045	740	765
Sunoco LP
4.88%, 1/15/2023	63	65
5.50%, 2/15/2026	218	225
6.00%, 4/15/2027	623	660
5.88%, 3/15/2028	19	20

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tallgrass Energy Partners LP
5.50%, 9/15/2024(b)	224	218
5.50%, 1/15/2028(b)	54	50
Targa Resources Partners LP
5.25%, 5/1/2023	43	43
4.25%, 11/15/2023	175	177
6.75%, 3/15/2024	2,315	2,405
5.13%, 2/1/2025	170	175
5.88%, 4/15/2026	2,300	2,420
5.38%, 2/1/2027	75	76
6.50%, 7/15/2027(b)	2,916	3,110
5.00%, 1/15/2028	15	15
6.88%, 1/15/2029(b)	2,240	2,419
TerraForm Power Operating LLC
4.25%, 1/31/2023(a)(b)	255	259
5.00%, 1/31/2028(b)	172	179
TransMontaigne Partners LP 6.13%, 2/15/2026	138	132
Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026(a)(b)	4,100	4,563
Ultra Resources, Inc. 11.00% (Blend (cash 9.00% + PIK 2.00%)), 7/12/2024(d)	216	33
W&T Offshore, Inc. 9.75%, 11/1/2023(b)	471	433
Whiting Petroleum Corp.
5.75%, 3/15/2021	1,645	1,505
6.25%, 4/1/2023(a)	1,635	1,137
6.63%, 1/15/2026(a)	797	454
WPX Energy, Inc.
8.25%, 8/1/2023	1,521	1,708
5.75%, 6/1/2026	157	161

		124,452

Paper & Forest Products — 0.1%
Clearwater Paper Corp.
4.50%, 2/1/2023(a)	206	206
5.38%, 2/1/2025(a)(b)	705	689
Suzano Austria GmbH (Brazil) 7.00%, 3/16/2047(h)	2,050	2,368

		3,263

Personal Products — 0.0%(c)
Coty, Inc. 6.50%, 4/15/2026(a)(b)	280	289
Edgewell Personal Care Co. 4.70%, 5/19/2021	10	10
Prestige Brands, Inc. 6.38%, 3/1/2024(a)(b)	1,110	1,156
Revlon Consumer Products Corp. 6.25%, 8/1/2024	207	103

		1,558

Pharmaceuticals — 1.0%
Advanz Pharma Corp. (Canada) 8.00%, 9/6/2024(a)	395	370
Bausch Health Americas, Inc.
9.25%, 4/1/2026(b)	6,955	7,961
8.50%, 1/31/2027(b)	1,849	2,094
Bausch Health Cos., Inc.
6.50%, 3/15/2022(b)	256	263
5.50%, 3/1/2023(b)	9	9
5.88%, 5/15/2023(b)	665	673
7.00%, 3/15/2024(b)	2,949	3,085
6.13%, 4/15/2025(b)	5,906	6,142
5.50%, 11/1/2025(b)	2,468	2,579
9.00%, 12/15/2025(b)	5,195	5,870
5.75%, 8/15/2027(b)	715	775
7.00%, 1/15/2028(b)	140	154
7.25%, 5/30/2029(a)(b)	156	175
Catalent Pharma Solutions, Inc.
4.88%, 1/15/2026(b)	277	285
5.00%, 7/15/2027(b)	980	1,017
Endo Dac
6.00%, 7/15/2023(b)	375	244
5.88%, 10/15/2024(b)	700	646
Mallinckrodt International Finance SA
5.63%, 10/15/2023(b)	445	125
5.50%, 4/15/2025(b)	225	67
Mylan NV 5.25%, 6/15/2046	1,180	1,298
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(b)	3,898	3,684
Takeda Pharmaceutical Co. Ltd. (Japan) 5.00%, 11/26/2028(b)	2,520	2,940

		40,456

Professional Services — 0.0%(c)
AMN Healthcare, Inc. 5.13%, 10/1/2024(b)	420	434
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026(b)	421	459

		893

Real Estate Management & Development — 0.0%(c)
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	54	55

Road & Rail — 0.5%
Ashtead Capital, Inc. (United Kingdom) 4.38%, 8/15/2027(b)	500	516
Avis Budget Car Rental LLC
6.38%, 4/1/2024(b)	1,015	1,057
5.25%, 3/15/2025(a)(b)	3,436	3,526
5.75%, 7/15/2027(b)	648	669
DAE Funding LLC (United Arab Emirates)
4.50%, 8/1/2022(b)	10	10
5.00%, 8/1/2024(b)	440	461
Georgian Railway JSC (Georgia) 7.75%, 7/11/2022(h)	3,000	3,279
Hertz Corp. (The)
7.63%, 6/1/2022(a)(b)	443	461
6.25%, 10/15/2022(a)	185	187
5.50%, 10/15/2024(a)(b)	4,935	5,009
7.13%, 8/1/2026(b)	2,655	2,827
6.00%, 1/15/2028(b)	1,450	1,441

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Prumo Participacoes e Investimentos S/A (Brazil) 7.50%, 12/31/2031(b)	1,400	1,447

		20,890

Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027(a)(b)	788	861
Broadcom Corp. 3.50%, 1/15/2028	870	862
Entegris, Inc. 4.63%, 2/10/2026(b)	3,955	4,087
NXP BV (Netherlands) 4.63%, 6/1/2023(b)	200	213
Qorvo, Inc. 5.50%, 7/15/2026	594	632
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(b)	4,335	4,658

		11,313

Software — 0.4%
ACI Worldwide, Inc. 5.75%, 8/15/2026(b)	605	645
Ascend Learning LLC 6.88%, 8/1/2025(a)(b)	1,350	1,418
CDK Global, Inc.
5.88%, 6/15/2026	495	529
4.88%, 6/1/2027	800	838
5.25%, 5/15/2029(b)	1,639	1,738
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(b)	445	479
Infor US, Inc. 6.50%, 5/15/2022	4,963	5,056
Informatica LLC 7.13%, 7/15/2023(b)	275	279
NortonLifeLock, Inc. 5.00%, 4/15/2025(b)	176	178
Nuance Communications, Inc. 5.63%, 12/15/2026	684	727
Open Text Corp. (Canada) 5.88%, 6/1/2026(b)	508	541
Solera LLC 10.50%, 3/1/2024(b)	246	256
SS&C Technologies, Inc. 5.50%, 9/30/2027(b)	3,679	3,936

		16,620

Specialty Retail — 0.6%
eG Global Finance plc (United Kingdom) 6.75%, 2/7/2025(a)(b)	2,300	2,271
Group 1 Automotive, Inc. 5.25%, 12/15/2023(b)	262	268
L Brands, Inc.
5.25%, 2/1/2028(a)	57	53
7.50%, 6/15/2029	144	145
6.75%, 7/1/2036	2,190	1,889
Party City Holdings, Inc. 6.63%, 8/1/2026(a)(b)	249	149
Penske Automotive Group, Inc. 5.50%, 5/15/2026	2,380	2,499
PetSmart, Inc.
7.13%, 3/15/2023(b)	1,140	1,026
5.88%, 6/1/2025(a)(b)	5,921	5,803
Staples, Inc.
7.50%, 4/15/2026(b)	5,985	6,262
10.75%, 4/15/2027(a)(b)	1,700	1,751

		22,116

Technology Hardware, Storage & Peripherals — 0.4%
Dell International LLC
5.88%, 6/15/2021(b)	99	101
7.13%, 6/15/2024(a)(b)	247	261
6.02%, 6/15/2026(b)	4,170	4,765
8.35%, 7/15/2046(b)	180	241
Diebold Nixdorf, Inc. 8.50%, 4/15/2024(a)	309	265
EMC Corp. 3.38%, 6/1/2023	545	550
NCR Corp.
5.75%, 9/1/2027(b)	1,690	1,750
6.13%, 9/1/2029(b)	2,525	2,664
Western Digital Corp. 4.75%, 2/15/2026(a)	2,648	2,728
Xerox Corp. 4.12%, 3/15/2023(i)	282	291

		13,616

Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands, Inc.
4.63%, 5/15/2024(a)(b)	35	37
4.88%, 5/15/2026(a)(b)	1,971	2,097
William Carter Co. (The) 5.63%, 3/15/2027(b)	3,510	3,782

		5,916

Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025(b)	415	421
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023(b)	635	680
9.13%, 7/15/2026(b)	440	486
Nationstar Mortgage LLC 6.50%, 6/1/2022	227	228
Quicken Loans, Inc.
5.75%, 5/1/2025(b)	983	1,021
5.25%, 1/15/2028(b)	285	297
Radian Group, Inc.
4.50%, 10/1/2024	440	463
4.88%, 3/15/2027	339	355

		3,951

Tobacco — 0.5%
Altria Group, Inc.
4.80%, 2/14/2029	7,410	8,193
3.88%, 9/16/2046	890	844

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BAT Capital Corp. (United Kingdom)
3.46%, 9/6/2029	6,880	6,827
4.39%, 8/15/2037	1,230	1,216
4.54%, 8/15/2047	910	886
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,537

		19,503

Trading Companies & Distributors — 0.5%
Ahern Rentals, Inc. 7.38%, 5/15/2023(b)	835	651
H&E Equipment Services, Inc. 5.63%, 9/1/2025	555	583
Herc Holdings, Inc. 5.50%, 7/15/2027(b)	3,730	3,903
United Rentals North America, Inc.
5.50%, 7/15/2025	10	11
4.63%, 10/15/2025	905	930
5.88%, 9/15/2026	205	219
6.50%, 12/15/2026(a)	4,949	5,402
5.50%, 5/15/2027	5,750	6,138
4.88%, 1/15/2028	2,950	3,078
WESCO Distribution, Inc. 5.38%, 6/15/2024	245	254

		21,169

Wireless Telecommunication Services — 1.4%
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	2,620	2,843
6.63%, 8/1/2026(a)	934	1,025
Millicom International Cellular SA (Colombia) 5.13%, 1/15/2028(h)	1,400	1,433
Sprint Communications, Inc. 6.00%, 11/15/2022	424	446
Sprint Corp.
7.25%, 9/15/2021	115	122
7.88%, 9/15/2023	1,158	1,273
7.13%, 6/15/2024	2,672	2,879
7.63%, 2/15/2025	6,859	7,513
7.63%, 3/1/2026	13,632	14,875
Sprint eWireless, Inc. 7.00%, 3/1/2020(j)	156	—
Telefonica Celular del Paraguay SA (Paraguay)
5.88%, 4/15/2027(b)	800	853
5.88%, 4/15/2027(h)	500	533
T-Mobile US, Inc. 4.50%, 2/1/2026‡	18	—
T-Mobile USA, Inc.
6.00%, 3/1/2023	200	203
6.00%, 3/1/2023‡	200	—
6.50%, 1/15/2024	115	119
6.50%, 1/15/2024‡	115	—
6.38%, 3/1/2025	380	394
6.38%, 3/1/2025‡	135	—
5.13%, 4/15/2025	75	78
6.50%, 1/15/2026	5,430	5,810
6.50%, 1/15/2026‡	560	—
4.50%, 2/1/2026	3,656	3,752
4.75%, 2/1/2028	3,941	4,123
4.75%, 2/1/2028‡	33	—
United States Cellular Corp. 6.70%, 12/15/2033	790	861
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	1,620	1,935
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079(f)	2,800	3,241

		54,311

TOTAL CORPORATE BONDS (Cost $1,369,237)		1,387,068

ASSET-BACKED SECURITIES — 20.3%
5AIF Juniper 2 LLC Series 2018-1, Class A, 5.45%, 8/15/2022‡(b)	1,500	1,500
ABFC Trust Series 2002-OPT1, Class M1, 2.80%, 5/25/2032‡(l)	268	266
ACC Trust
Series 2018-1, Class B, 4.82%, 5/20/2021(b)	1,445	1,454
Series 2019-1, Class A, 3.75%, 5/20/2022(b)	210	211
Series 2019-1, Class B, 4.47%, 10/20/2022(b)	4,033	4,107
Series 2019-2, Class A, 2.82%, 2/21/2023(b)	6,120	6,124
Series 2018-1, Class C, 6.81%, 2/21/2023(b)	1,510	1,548
Series 2019-2, Class B, 3.63%, 8/21/2023(b)	4,470	4,470
Series 2019-1, Class C, 6.41%, 2/20/2024(b)	2,280	2,335
Series 2019-2, Class C, 5.24%, 10/21/2024(b)	8,785	8,784
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033‡(b)	438	450
Series 2018-1, Class C, 6.65%, 12/2/2033‡(b)	950	989
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.11%, 4/12/2023(b)	150	151
Series 2019-2, Class B, 3.05%, 5/12/2023(b)	490	494
Series 2017-2, Class E, 5.52%, 3/12/2024(b)	1,330	1,355
Series 2018-2, Class E, 5.16%, 9/10/2024(b)	560	578

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-3, Class E, 5.17%, 10/15/2024(b)	1,810	1,870
Series 2018-1, Class F, 6.55%, 12/10/2024(b)	1,630	1,668
Series 2019-1, Class D, 3.81%, 4/14/2025(b)	1,580	1,619
Series 2019-1, Class E, 4.84%, 4/14/2025(b)	1,035	1,067
Series 2019-2, Class C, 3.17%, 6/12/2025(b)	790	799
Series 2019-2, Class D, 3.41%, 6/12/2025(b)	2,090	2,121
Series 2019-2, Class E, 4.29%, 6/12/2025(b)	555	564
Series 2018-3, Class F, 6.44%, 6/12/2025(b)	1,690	1,737
Series 2019-3, Class E, 3.80%, 9/12/2025(b)	1,393	1,393
Series 2018-4, Class F, 6.94%, 10/13/2025(b)	1,000	1,041
Series 2019-4, Class C, 2.69%, 12/12/2025(b)	5,307	5,312
Series 2019-4, Class D, 2.97%, 12/12/2025(b)	5,600	5,609
Series 2019-4, Class E, 3.85%, 12/12/2025(b)	4,990	4,998
Series 2019-1, Class F, 6.06%, 12/12/2025(b)	1,340	1,373
Series 2019-3, Class F, 5.42%, 5/12/2026(b)	4,030	4,038
Series 2019-2, Class F, 5.81%, 6/12/2026(b)	510	518
Series 2019-4, Class F, 5.37%, 9/14/2026(b)	4,250	4,257
AmeriCredit Automobile Receivables Trust Series 2019-1, Class D, 3.62%, 3/18/2025	495	510
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-1, Class M2, 4.48%, 2/25/2033‡(l)	103	106
Series 2003-11, Class M2, 4.18%, 12/25/2033‡(l)	443	444
Series 2003-12, Class M2, 4.26%, 1/25/2034‡(l)	148	150
AMSR Trust
Series 2019-SFR1, Class F, 3.87%, 1/17/2027(b)	5,310	5,309
Series 2019-SFR1, Class G, 4.86%, 1/17/2027(b)	2,125	2,125
Series 2019-SFR1, Class H, 6.04%, 1/17/2027(b)	2,125	2,125
Apidos CLO (Cayman Islands) Series XXXA, Class C, 5.00%, 10/18/2031‡(b)(l)	340	326
Apidos CLO XX (Cayman Islands) Series 2015-20A, Class CR, 4.95%, 7/16/2031‡(b)(l)	990	947
Aqua Finance Trust Series 2019-A, Class C, 4.01%, 7/16/2040‡(b)	7,400	7,419
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-W5, Class M4, 4.19%, 10/25/2033‡(l)	61	69
Arivo Acceptance Auto Loan Receivables Trust
Series 2019-1, Class B, 3.37%, 6/15/2025(b)	4,500	4,474
Series 2019-1, Class C, 4.35%, 6/15/2026(b)	1,500	1,491
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class C, 4.73%, 9/20/2024(b)	560	590
Benefit Street Partners CLO XI (Cayman Islands) Series 2017-11A, Class A2A, 3.75%, 4/15/2029(b)(l)	400	399
BlueMountain CLO Ltd. (Cayman Islands)
Series 2012-2A, Class DR2, 4.80%, 11/20/2028‡(b)(l)	1,100	1,036
Series 2014-2A, Class DR2, 5.07%, 10/20/2030‡(b)(l)	570	524
Series 2018-3A, Class D, 5.19%, 10/25/2030‡(b)(l)	985	915
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033(b)	371	375
Series 2018-1, Class B, 6.05%, 2/15/2033‡(b)	1,301	1,343
Series 2018-2, Class C, 6.66%, 6/15/2033(b)	1,284	1,303
Series 2019-1, Class A, 4.21%, 7/15/2034(b)	8,555	8,799
Series 2019-1, Class C, 6.95%, 7/15/2034‡(b)	6,584	6,622
Camillo Issuer LLC Series 2017-SFR1, Class A, 5.50%, 6/5/2027‡(b)	971	971
Carvana Auto Receivables Trust
Series 2019-1A, Class D, 3.88%, 10/15/2024(b)	2,000	2,053
Series 2019-1A, Class E, 5.64%, 1/15/2026(b)	500	517
Series 2019-2A, Class E, 5.01%, 4/15/2026(b)	4,000	4,066
Series 2019-3A, Class E, 4.60%, 7/15/2026(b)	9,700	9,739
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044(b)(l)	8,500	8,503
Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032‡(i)	147	153

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CIFC Funding Ltd. (Cayman Islands)
Series 2017-1A, Class D, 5.47%, 4/23/2029‡(b)(l)	1,420	1,380
Series 2014-5A, Class BR2, 3.80%, 10/17/2031‡(b)(l)	930	923
Series 2014-5A, Class DR2, 5.40%, 10/17/2031‡(b)(l)	675	635
CIG Auto Receivables Trust
Series 2017-1A, Class B, 3.81%, 5/15/2023(b)	75	75
Series 2017-1A, Class C, 5.33%, 12/16/2024(b)	500	503
Series 2019-1A, Class D, 4.85%, 5/15/2026(b)	1,660	1,692
Citi Held For Asset Issuance Series 2015-PM2, Class C, 5.96%, 3/15/2022‡(b)	93	93
Conn’s Receivables Funding LLC
Series 2018-A, Class B, 4.65%, 1/15/2023‡(b)	112	112
Series 2018-A, Class C, 6.02%, 1/15/2023‡(b)	496	500
Series 2019-A, Class B, 4.36%, 10/16/2023‡(b)	2,600	2,624
Series 2019-A, Class C, 5.29%, 10/16/2023‡(b)	6,890	6,957
Series 2019-B, Class B, 3.62%, 6/17/2024(b)	4,530	4,532
Series 2019-B, Class C, 4.60%, 6/17/2024(b)	4,670	4,669
Consumer Loan Underlying Bond Credit Trust
Series 2017-P2, Class B, 3.56%, 1/15/2024‡(b)	790	792
Series 2018-NP1, Class C, 4.74%, 5/15/2024‡(b)	2,412	2,426
Series 2019-46, Class PT, HB, 27.34%, 12/15/2044(b)(l)	19,081	19,085
CoreVest American Finance 2019-2Trust Series 2019-2, Class E, 5.39%, 6/15/2052‡(b)(l)	1,250	1,299
Corevest American Finance Trust
Series 2019-1, Class E, 5.49%, 3/15/2052‡(b)	575	611
Series 2019-3, Class D, 3.76%, 10/15/2052(b)	6,000	6,036
Series 2019-3, Class E, 4.74%, 10/15/2052(b)	2,000	2,024
CoreVest American Finance Trust
Series 2019-3, Class XB, IO, 1.39%, 10/15/2052(b)	53,875	5,530
Series 2019-3, Class XA, IO, 2.04%, 10/15/2052(b)	47,058	4,396
Series 2019-3, Class A, 2.71%, 10/15/2052(b)	3,220	3,234
CPS Auto Receivables Trust
Series 2019-B, Class B, 3.09%, 4/17/2023(b)	3,000	3,035
Series 2018-A, Class D, 3.66%, 12/15/2023(b)	400	407
Series 2019-B, Class C, 3.35%, 1/15/2024(b)	160	162
Series 2019-A, Class D, 4.35%, 12/16/2024(b)	620	642
Diamond Resorts Owner Trust
Series 2018-1, Class D, 5.90%, 1/21/2031‡(b)	1,074	1,098
Series 2019-1A, Class D, 5.25%, 2/20/2032‡(b)	4,201	4,211
Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022‡(b)(i)	6,825	6,825
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 3/15/2023	380	384
Series 2019-3, Class B, 2.65%, 2/15/2024	870	877
Series 2018-3, Class D, 4.30%, 9/16/2024	1,456	1,495
Series 2019-3, Class C, 2.90%, 8/15/2025	2,080	2,109
Series 2019-1, Class D, 4.09%, 6/15/2026	1,290	1,332
Series 2019-3, Class D, 3.18%, 10/15/2026	1,780	1,798
Driven Brands Funding LLC
Series 2019-1A, Class A2, 4.64%, 4/20/2049(b)	854	899
Series 2019-2A, Class A2, 3.98%, 10/20/2049(b)	3,970	3,991
DT Auto Owner Trust
Series 2016-1A, Class D, 4.66%, 12/15/2022(b)	87	87
Series 2016-3A, Class D, 4.52%, 6/15/2023(b)	505	507
Series 2017-2A, Class E, 6.03%, 1/15/2024(b)	1,320	1,374
Series 2018-3A, Class D, 4.19%, 7/15/2024(b)	1,230	1,268
Series 2017-3A, Class E, 5.60%, 8/15/2024(b)	905	940
Series 2019-1A, Class D, 3.87%, 11/15/2024(b)	2,990	3,062
Series 2017-4A, Class E, 5.15%, 11/15/2024(b)	1,925	1,989
Series 2018-1A, Class E, 5.42%, 3/17/2025(b)	1,055	1,093
Series 2019-3A, Class D, 2.96%, 4/15/2025(b)	2,300	2,307
Series 2018-2A, Class E, 5.54%, 6/16/2025(b)	1,200	1,256
Series 2019-4A, Class C, 2.73%, 7/15/2025(b)	7,500	7,501
Series 2019-4A, Class D, 2.85%, 7/15/2025(b)	14,650	14,643

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-3A, Class E, 5.33%, 11/17/2025(b)	1,340	1,397
Series 2019-1A, Class E, 4.94%, 2/17/2026(b)	2,735	2,815
Series 2019-3A, Class E, 3.85%, 8/17/2026(b)	3,500	3,495
E3 (Cayman Islands) Series 2019-1, Class C, 5.00%, 9/20/2055‡(b)	1,198	1,171
Exeter Automobile Receivables Trust
Series 2015-2A, Class D, 5.79%, 5/16/2022(b)	350	350
Series 2015-3A, Class D, 6.55%, 10/17/2022(b)	1,770	1,793
Series 2016-2A, Class D, 8.25%, 4/17/2023(b)	1,445	1,513
Series 2018-3A, Class C, 3.71%, 6/15/2023(b)	738	749
Series 2017-3A, Class C, 3.68%, 7/17/2023(b)	773	786
Series 2016-3A, Class D, 6.40%, 7/17/2023(b)	3,750	3,921
Series 2018-1A, Class D, 3.53%, 11/15/2023(b)	1,500	1,525
Series 2017-2A, Class D, 6.39%, 2/15/2024(b)	1,000	1,047
Series 2019-3A, Class C, 2.79%, 5/15/2024(b)	2,360	2,378
Series 2018-3A, Class D, 4.35%, 6/17/2024(b)	1,515	1,571
Series 2018-3A, Class E, 5.43%, 8/15/2024(b)	5,655	5,921
Series 2018-1A, Class E, 4.64%, 10/15/2024(b)	1,760	1,805
Series 2019-1A, Class D, 4.13%, 12/16/2024(b)	1,775	1,837
Series 2019-2A, Class D, 3.71%, 3/17/2025(b)	1,000	1,026
Series 2018-2A, Class E, 5.33%, 5/15/2025(b)	1,100	1,148
Series 2018-4A, Class E, 5.38%, 7/15/2025(b)	810	843
Series 2019-3A, Class D, 3.11%, 8/15/2025(b)	4,260	4,298
Series 2018-3A, Class F, 6.55%, 8/25/2025(b)	3,380	3,509
Series 2019-4A, Class D, 2.58%, 9/15/2025(b)	4,500	4,458
Series 2019-1A, Class E, 5.20%, 1/15/2026(b)	6,375	6,645
Series 2019-2A, Class E, 4.68%, 5/15/2026(b)	5,520	5,672
Series 2019-3A, Class E, 4.00%, 8/17/2026(b)	2,237	2,247
Series 2019-4A, Class E, 3.56%, 10/15/2026(b)	11,000	10,862
Flagship Credit Auto Trust
Series 2016-1, Class D, 8.59%, 5/15/2023(b)	1,000	1,049
Series 2016-3, Class E, 6.25%, 10/15/2023(b)	1,110	1,163
Series 2017-R, 8.24%, 10/18/2023	1,040	1,044
Series 2016-2, Class D, 8.56%, 11/15/2023(b)	1,290	1,376
Series 2017-4, Class D, 3.58%, 1/15/2024(b)	175	179
Series 2017-2, Class E, 5.55%, 7/15/2024(b)	530	553
Series 2019-1, Class D, 4.08%, 2/18/2025(b)	3,833	3,974
Series 2019-4, Class B, 2.53%, 11/17/2025(b)	4,860	4,865
Series 2019-4, Class C, 2.77%, 12/15/2025(b)	4,100	4,108
Series 2019-2, Class E, 4.52%, 12/15/2026(b)	4,500	4,601
FORA Financial Asset Securitization LLC Series 2019-1, Class A, 4.02%, 10/15/2024(b)	5,000	5,047
Foundation Finance Trust
Series 2019-1A, Class B, 4.22%, 11/15/2034(b)	855	888
Series 2019-1A, Class C, 5.66%, 11/15/2034‡(b)	3,055	3,183
FREED ABS Trust
Series 2018-1, Class B, 4.56%, 7/18/2024‡(b)	600	611
Series 2019-1, Class B, 3.87%, 6/18/2026‡(b)	1,530	1,553
Series 2019-1, Class C, 5.39%, 6/18/2026‡(b)	2,200	2,253
Series 2019-2, Class A, 2.62%, 11/18/2026(b)	3,812	3,813
Genesis Sales Finance Master Trust Series 2019-AA, Class A, 4.68%, 8/20/2023(b)	2,650	2,704
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class A, 2.47%, 11/15/2023(b)	4,690	4,692
Series 2019-2A, Class B, 3.32%, 3/15/2024(b)	1,748	1,781
Series 2019-4A, Class B, 2.78%, 9/16/2024(b)	1,320	1,325
Series 2019-1A, Class C, 3.87%, 12/16/2024(b)	1,140	1,170
Series 2019-3A, Class C, 2.96%, 5/15/2025(b)	3,500	3,505
Series 2019-4A, Class C, 3.06%, 8/15/2025(b)	1,050	1,053
Series 2019-1A, Class D, 4.94%, 12/15/2025(b)	830	858

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-2A, Class D, 4.52%, 2/17/2026(b)	1,000	1,025
Series 2019-4A, Class D, 4.09%, 8/17/2026(b)	950	953
GLS Auto Receivables Trust Series 2018-3A, Class D, 5.34%, 8/15/2025(b)	680	715
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047‡(b)	976	982
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042‡(b)	623	633
Series 2016-4B, Class B, 4.99%, 9/20/2047‡(b)	446	453
Hertz Vehicle Financing II LP Series 2019-3A, Class C, 3.43%, 12/26/2025(b)	8,500	8,494
ICG US CLO Ltd. (Cayman Islands) Series 2016-1A, Class A2R, 3.63%, 7/29/2028(b)(l)	250	249
Kabbage Funding LLC
Series 2019-1, Class C, 4.61%, 3/15/2024(b)	1,000	1,013
Series 2019-1, Class D, 5.69%, 3/15/2024(b)	13,579	13,758
KREF Ltd. Series 2018-FL1, Class D, 4.31%, 6/15/2036‡(b)(l)	1,680	1,686
Lendingpoint Asset Securitization Trust Series 2019-2, Class B, 3.73%, 11/10/2025(b)	12,000	12,000
Lendmark Funding Trust
Series 2018-1A, Class B, 4.09%, 12/21/2026‡(b)	790	815
Series 2018-1A, Class C, 5.03%, 12/21/2026‡(b)	1,305	1,339
Series 2018-2A, Class D, 6.78%, 4/20/2027(b)	2,500	2,601
Series 2019-1A, Class C, 3.90%, 12/20/2027‡(b)	800	805
Series 2019-1A, Class D, 5.34%, 12/20/2027‡(b)	3,000	3,017
Series 2019-2A, Class C, 3.72%, 4/20/2028‡(b)	3,040	3,039
LL ABS Trust
Series 2019-1A, Class A, 2.87%, 3/15/2027(b)	6,650	6,650
Series 2019-1A, Class C, 5.07%, 3/15/2027(b)	3,500	3,500
Long Beach Mortgage Loan Trust Series 2003-4, Class M2, 4.33%, 8/25/2033‡(l)	71	73
LP LMS Asset Securitization Trust Series 2019-1A, Class A, 4.21%, 11/10/2025(b)	13,866	13,866
LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 7/15/2019‡(b)	209	211
Magnetite VIII Ltd. (Cayman Islands) Series 2014-8A, Class DR2, 4.90%, 4/15/2031‡(b)(l)	1,220	1,180
Mariner Finance Issuance Trust Series 2019-AA, Class D, 5.44%, 7/20/2032‡(b)	5,120	5,153
Marlette Funding Trust
Series 2017-3A, Class B, 3.01%, 12/15/2024(b)	142	142
Series 2017-3A, Class C, 4.01%, 12/15/2024‡(b)	295	297
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049(b)	4,180	4,332
MFA LLC
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047‡(b)(i)	283	283
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048‡(b)(i)	219	219
New Residential Mortgage LLC
Series 2018-FNT1, Class D, 4.69%, 5/25/2023‡(b)	652	660
Series 2018-FNT1, Class E, 4.89%, 5/25/2023‡(b)	551	558
Octane Receivables Trust
Series 2019-1A, Class A, 3.16%, 9/20/2023(b)	12,000	12,000
Series 2019-1A, Class B, 3.77%, 7/22/2024(b)	12,591	12,591
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class C, 4.52%, 4/18/2022‡(b)	540	544
OneMain Direct Auto Receivables Trust Series 2018-1A, Class D, 4.40%, 1/14/2028(b)	580	598
OneMain Financial Issuance Trust
Series 2015-1A, Class C, 5.12%, 3/18/2026‡(b)	50	50
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(b)	745	765
Series 2017-1A, Class D, 4.52%, 9/14/2032‡(b)	1,100	1,111
Series 2018-2A, Class D, 4.29%, 3/14/2033‡(b)	1,500	1,550
Oportun Funding VI LLC Series 2017-A, Class B, 3.97%, 6/8/2023‡(b)(l)	293	293
Orange Lake Timeshare Trust Series 2019-A, Class D, 4.93%, 4/9/2038‡(b)	4,215	4,301
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 4.06%, 4/25/2023(b)(l)	4,626	4,638

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 4.56%, 2/25/2023(b)(l)	4,655	4,683
Series 2018-GT2, Class A, 4.36%, 8/25/2025(b)(l)	2,320	2,328
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 5.11%, 7/25/2035‡(i)	274	279
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(b)	1,160	1,192
Series 2018-1A, Class E, 5.03%, 1/15/2026(b)	720	747
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL4, Class A2, 6.05%, 9/25/2058‡(b)(i)	900	905
Series 2019-NPL2, Class A2, 5.93%, 12/25/2058‡(b)(i)	3,020	3,027
Series 2019-CFL1, Class A2, 4.95%, 1/25/2059‡(b)(i)	4,863	4,859
Series 2019-NPL3, Class A2, 4.58%, 7/27/2059‡(b)(i)	2,500	2,498
Series 2019-NPL1, Class A1, 4.21%, 7/25/2060‡(b)(i)	728	734
Progress Residential Trust
Series 2019-SFR1, Class E, 4.47%, 8/17/2035‡(b)	2,000	2,049
Series 2018-SFR3, Class D, 4.43%, 10/17/2035‡(b)	1,047	1,076
Series 2018-SFR3, Class E, 4.87%, 10/17/2035‡(b)	524	541
Series 2019-SFR2, Class E, 4.14%, 5/17/2036‡(b)	4,000	4,073
Series 2019-SFR3, Class E, 3.37%, 9/17/2036‡(b)	6,100	6,080
Prosper Marketplace Issuance Trust Series 2019-2A, Class B, 3.69%, 9/15/2025‡(b)	2,081	2,101
RAMP Trust Series 2002-RS2, Class AI5, 5.90%, 3/25/2032‡(l)	107	111
Regional Management Issuance Trust
Series 2018-1, Class A, 3.83%, 7/15/2027(b)	1,800	1,810
Series 2019-1, Class C, 4.11%, 11/15/2028‡(b)	5,110	5,104
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034‡(i)	151	153
Series 2005-2, Class M1, 5.05%, 8/25/2035‡(i)	615	649
Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052‡(b)	289	288
Republic FInance Issuance Trust Series 2019-A, Class A, 3.43%, 11/22/2027(b)	4,185	4,185
Santander Drive Auto Receivables Trust Series 2019-1, Class D, 3.65%, 4/15/2025	1,410	1,437
Santander Prime Auto Issuance Notes Trust
Series 2018-A, Class E, 5.04%, 9/15/2025(b)	1,845	1,879
Series 2018-A, Class F, 6.80%, 9/15/2025(b)	3,754	3,852
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032(b)	12,070	12,052
Series 2019-A, Class C, 3.00%, 1/26/2032(b)	4,120	4,113
Series 2019-A, Class D, 3.45%, 1/26/2032(b)	4,260	4,254
Security National Mortgage Loan Trust Series 2004-2A, Class AF3, 5.77%, 11/25/2034‡(b)(l)	170	170
Shackleton CLO Ltd. (Cayman Islands)
Series 2014-6RA, Class B, 3.73%, 7/17/2028(b)(l)	1,280	1,278
Series 2013-4RA, Class A2A, 3.60%, 4/13/2031(b)(l)	1,070	1,050
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class D, 4.75%, 1/20/2036‡(b)	1,020	1,038
Series 2019-2A, Class D, 4.54%, 5/20/2036‡(b)	2,998	3,027
Series 2019-3A, Class D, 4.18%, 8/15/2036(b)	6,986	6,988
SoFi Consumer Loan Program LLC
Series 2017-6, Class B, 3.52%, 11/25/2026‡(b)	100	102
Series 2017-6, Class C, 4.02%, 11/25/2026‡(b)	100	102
SoFi Consumer Loan Program Trust
Series 2018-1, Class B, 3.65%, 2/25/2027(b)	450	460
Series 2018-1, Class C, 3.97%, 2/25/2027‡(b)	450	459
Springleaf Funding Trust
Series 2015-BA, Class B, 3.80%, 5/15/2028‡(b)	900	912
Series 2016-AA, Class B, 3.80%, 11/15/2029(b)	750	752
Stanwich Mortgage Loan Trust Series 2019-NPB2, Class A1, 3.48%, 11/16/2024(b)(i)	5,530	5,530
Structured Asset Investment Loan Trust Series 2004-8, Class M3, 2.68%, 9/25/2034‡(l)	197	194
Tesla Auto Lease Trust
Series 2019-A, Class D, 3.37%, 1/20/2023(b)	2,700	2,699
Series 2019-A, Class E, 5.48%, 5/22/2023(b)	4,000	3,999

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tricolor Auto Securitization Trust Series 2018-1A, Class B, 7.30%, 2/16/2021(b)	2,700	2,726
United Auto Credit Securitization Trust Series 2018-1, Class D, 3.52%, 11/10/2022(b)	540	542
US Auto Funding LLC
Series 2019-1A, Class C, 5.34%, 3/15/2023(b)	7,000	7,127
Series 2018-1A, Class B, 7.50%, 7/15/2023(b)	1,845	1,894
USASF Receivables LLC Series 2017-1, Class B, 7.63%, 9/15/2030(b)	273	275
Vericrest Opportunity Loan Trust
Series 2019-NPL3, Class A2, 6.17%, 3/25/2049‡(b)(i)	3,240	3,271
Series 2019-NPL4, Class A1B, 4.15%, 8/25/2049‡(b)(i)	7,850	7,864
Series 2019-NPL4, Class A2, 5.44%, 8/25/2049‡(b)(i)	3,910	3,918
Series 2019-NPL5, Class A1B, 4.25%, 9/25/2049‡(b)(i)	6,700	6,688
Series 2019-NPL7, Class A1B, 3.97%, 10/25/2049‡(b)(i)	9,000	8,980
Series 2019-NPL8, Class A1B, 4.09%, 11/25/2049(b)(i)	15,000	15,007
Veros Automobile Receivables Trust Series 2018-1, Class D, 5.74%, 8/15/2025(b)	2,500	2,546
VM DEBT TRUST Series 2019-1, 9.50%, 5/31/2024	10,000	10,000
VOLT LXII LLC Series 2017-NPL9, Class A1, 3.13%, 9/25/2047‡(b)(i)	48	48
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047‡(b)(i)	47	47
VOLT LXXII LLC Series 2018-NPL8, Class A1B, 4.65%, 10/26/2048‡(b)(i)	3,500	3,520
VOLT LXXV LLC Series 2019-NPL1, Class A1B, 4.83%, 1/25/2049‡(b)(i)	2,500	2,525
VOLT LXXX LLC Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049‡(b)(i)	7,435	7,460
VOLT LXXXIII LLC Series 2019-NPL9, Class A1B, 4.09%, 11/26/2049(b)(i)	12,130	12,119
VOLT LXXXIV LLC Series 2019-NP10, Class A1B, 3.97%, 12/26/2049(b)(i)	14,250	14,254
Voya CLO Ltd. (Cayman Islands)
Series 2019-1A, Class A, 3.17%, 4/15/2029(b)(l)	411	411
Series 2019-1A, Class D, 5.30%, 4/15/2029‡(b)(l)	720	718
Series 2016-3A, Class CR, 5.25%, 10/18/2031‡(b)(l)	935	897
Welk Resorts LLC Series 2019-AA, Class D, 4.03%, 6/15/2038‡(b)	1,899	1,914
Westlake Automobile Receivables Trust
Series 2018-3A, Class D, 4.00%, 10/16/2023(b)	3,240	3,327
Series 2018-3A, Class E, 4.90%, 12/15/2023(b)	670	693
Series 2018-2A, Class E, 4.86%, 1/16/2024(b)	450	467
Series 2019-1A, Class D, 3.67%, 3/15/2024(b)	3,350	3,416
Series 2019-2A, Class C, 2.84%, 7/15/2024(b)	2,140	2,157
Series 2019-1A, Class E, 4.49%, 7/15/2024(b)	950	978
Series 2018-1A, Class F, 5.60%, 7/15/2024(b)	3,500	3,556
Series 2019-3A, Class C, 2.49%, 10/15/2024(b)	1,630	1,632
Series 2019-3A, Class D, 2.72%, 11/15/2024(b)	1,310	1,310
Series 2019-2A, Class D, 3.20%, 11/15/2024(b)	910	923
Series 2018-2A, Class F, 6.04%, 1/15/2025(b)	1,320	1,358
Series 2018-3A, Class F, 6.02%, 2/18/2025(b)	3,690	3,809
Series 2019-3A, Class E, 3.59%, 3/17/2025(b)	600	602
Series 2019-2A, Class E, 4.02%, 4/15/2025(b)	1,080	1,088
Series 2019-1A, Class F, 5.67%, 2/17/2026(b)	1,769	1,814
Series 2019-2A, Class F, 5.00%, 3/16/2026(b)	1,880	1,893
Series 2019-3A, Class F, 4.72%, 4/15/2026(b)	1,400	1,399

TOTAL ASSET-BACKED SECURITIES (Cost $791,202)		795,887

COLLATERALIZED MORTGAGE OBLIGATIONS — 18.9%
ACC 1/15/2021‡	3,861	3,861

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Acre Series 2017-B, 8.71%, 12/15/2020	500	500
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	37	39
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	24	25
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	32	32
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	90	91
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	645	639
Series 2005-J14, Class A3, 5.50%, 12/25/2035	390	330
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	718	593
Angel Oak Mortgage Trust
Series 2019-5, Class M1, 3.30%, 10/25/2049‡(b)(l)	8,000	7,996
Series 2019-5, Class B1, 3.96%, 10/25/2049‡(b)(l)	2,470	2,469
Angel Oak Mortgage Trust I LLC Series 2018-PB1, Class A, 4.00%, 8/25/2021(b)	240	240
Antler Mortgage Trust
Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(b)	1,705	1,717
Series 2019-RTL1, Class A2, 4.95%, 8/25/2022(b)(l)	2,000	2,036
Series 2019-RTL1, Class M, 6.90%, 1/25/2023‡(b)(l)	3,000	3,073
Series 2018-RTL1, Class M, 7.39%, 5/25/2023‡(b)(i)	1,700	1,718
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048‡(b)(l)	1,000	1,017
Series 2019-2, Class A3, 3.80%, 4/25/2049(b)(l)	1,917	1,937
Banc of America Alternative Loan Trust Series 2005-3, Class 2A1, 5.50%, 4/25/2020	17	16
Banc of America Funding Trust Series 2007-5, Class 4A1, 2.08%, 7/25/2037(l)	519	346
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 4.49%, 8/25/2034(l)	173	175
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033‡(i)	139	132
Bellemeade Re Ltd. (Bermuda)
Series 2018-3A, Class M1B, 3.56%, 10/25/2028‡(b)(l)	1,135	1,135
Series 2018-3A, Class M2, 4.46%, 10/25/2028‡(b)(l)	1,140	1,148
Series 2019-1A, Class M2, 4.41%, 3/25/2029‡(b)(l)	1,000	1,004
Series 2019-3A, Class B1, 4.21%, 7/25/2029‡(b)(l)	1,000	997
Carter Services, Inc. 5.64%, 2/15/2024‡	1,225	1,191
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 4.46%, 5/25/2023(b)(l)	840	843
Series 2018-GT1, Class B, 5.21%, 5/25/2023‡(b)(l)	850	851
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	66	65
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019‡	6	6
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	138	140
Civic Mortgage LLC Series 2018-2, Class A2, 5.32%, 11/25/2022(b)(i)	220	219
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2, 4.11%, 4/25/2031‡(b)(l)	1,000	1,009
Series 2019-R01, Class 2M2, 4.16%, 7/25/2031‡(b)(l)	1,000	1,011
Series 2019-R01, Class 2B1, 6.06%, 7/25/2031‡(b)(l)	1,000	1,080
Series 2019-R02, Class 1M2, 4.01%, 8/25/2031‡(b)(l)	1,000	1,008
Series 2019-R02, Class 1B1, 5.86%, 8/25/2031‡(b)(l)	1,000	1,067
Series 2019-R05, Class 1B1, 5.81%, 7/25/2039(b)(l)	1,500	1,554
Series 2019-R07, Class 1M2, 3.81%, 10/25/2039(b)(l)	6,090	6,119
Series 2019-R07, Class 1B1, 5.11%, 10/25/2039(b)(l)	3,000	2,998
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 2.26%, 6/25/2035(l)	328	266
Csma Consulting Ltd. (United Kingdom) 7/31/2023‡	6,850	6,850
Deephave Residential Mortgage Trust
Series 2019-2A, Class B1, 4.72%, 4/25/2059‡(b)(l)	1,500	1,526
Series 2019-2A, Class B2, 5.79%, 4/25/2059‡(b)(l)	1,500	1,519
Deephaven Residential Mortgage Trust
Series 2019-3A, Class B1, 4.26%, 7/25/2059‡(b)(l)	2,000	2,021
Series 2019-3A, Class B2, 5.66%, 7/25/2059‡(b)(l)	2,000	2,013
Series 2019-4A, Class B1, 3.99%, 10/25/2059(b)(l)	6,690	6,719
Series 2019-4A, Class B2, 4.92%, 10/25/2059(b)(l)	5,650	5,643

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Deutsche Mortgage Securities, Inc., Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033(i)	174	182
DT Asset Trust 5.84%, 12/16/2022	500	500
Eagle RE Ltd. (Bermuda)
Series 2019-1, Class M1B, 3.51%, 4/25/2029‡(b)(l)	900	901
Series 2019-1, Class M2, 5.01%, 4/25/2029‡(b)(l)	2,240	2,273
FHLMC STACR Series 2019-HQA3, Class B1, 4.71%, 9/25/2049(b)(l)	3,000	3,012
FHLMC STACR Trust
Series 2018-HQA2, Class M2, 4.01%, 10/25/2048(b)(l)	1,000	1,010
Series 2018-HQA2, Class B1, 5.96%, 10/25/2048(b)(l)	500	539
FHLMC Structured Agency Credit Risk Debt Notes
Series 2015-HQA1, Class M3, 6.41%, 3/25/2028(l)	6,410	6,825
Series 2015-HQA2, Class M3, 6.51%, 5/25/2028(l)	3,627	3,912
Series 2016-DNA1, Class M3, 7.26%, 7/25/2028(l)	14,780	16,302
Series 2016-HQA2, Class M3, 6.86%, 11/25/2028(l)	19,270	21,083
Series 2016-DNA3, Class M3, 6.71%, 12/25/2028(l)	9,450	10,241
Series 2017-DNA1, Class M2, 4.96%, 7/25/2029(l)	4,412	4,642
Series 2017-HQA1, Class M2, 5.26%, 8/25/2029(l)	8,540	8,960
Series 2017-DNA2, Class M2, 5.16%, 10/25/2029(l)	2,720	2,897
Series 2017-DNA3, Class M2, 4.21%, 3/25/2030(l)	1,860	1,913
Series 2018-HQA1, Class M2, 4.01%, 9/25/2030(l)	9,350	9,430
Series 2018-HQA1, Class B1, 6.06%, 9/25/2030(l)	7,510	8,134
FHLMC, REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	1,833	280
Series 4149, IO, 3.00%, 1/15/2033	599	70
Series 4160, IO, 3.00%, 1/15/2033	1,978	208
Series 4212, Class MI, IO, 3.00%, 6/15/2033	2,514	277
Series 2916, Class S, IF, IO, 5.48%, 1/15/2035(l)	3,331	648
Series 3145, Class GI, IF, IO, 4.83%, 4/15/2036(l)	2,821	530
Series 4116, Class LS, IF, IO, 4.43%, 10/15/2042(l)	447	98
Series 4495, Class PI, IO, 4.00%, 9/15/2043	769	99
Series 4321, Class PI, IO, 4.50%, 1/15/2044	595	93
Series 4670, Class TI, IO, 4.50%, 1/15/2044	1,083	148
Series 4550, Class DI, IO, 4.00%, 3/15/2044	548	76
Series 4612, Class QI, IO, 3.50%, 5/15/2044	826	99
Series 4612, Class PI, IO, 3.50%, 6/15/2044	67	9
Series 4657, Class QI, IO, 4.00%, 9/15/2044	868	115
Series 4585, Class JI, IO, 4.00%, 5/15/2045	514	80
Series 4628, Class PI, IO, 4.00%, 7/15/2045	534	81
Series 4844, Class PI, IO, 4.50%, 1/15/2046	3,810	387
Series 4842, Class PI, IO, 4.50%, 4/15/2046	737	81
Series 4599, Class SA, IF, IO, 4.23%, 7/15/2046(l)	414	90
Series 4681, Class SD, IF, IO, 4.38%, 5/15/2047(l)	1,091	202
Series 4694, Class SA, IF, IO, 4.33%, 6/15/2047(l)	1,557	314
Series 4689, Class SD, IF, IO, 4.38%, 6/15/2047(l)	1,554	287
Series 4707, Class SA, IF, IO, 4.38%, 8/15/2047(l)	1,225	283
Series 4709, Class SE, IF, IO, 4.38%, 8/15/2047(l)	1,042	193
Series 4714, Class SA, IF, IO, 4.38%, 8/15/2047(l)	1,161	241
Series 4769, IO, 4.00%, 9/15/2047	8,778	1,202
Series 4746, Class SC, IF, IO, 4.38%, 1/15/2048(l)	16,111	3,420
Series 4825, Class SE, IF, IO, 4.43%, 9/15/2048(l)	21,035	4,430
Series 4844, Class S, IF, IO, 4.33%, 11/15/2048(l)	15,160	2,320
Series 4910, Class PI, IO, 5.00%, 7/25/2049	3,420	772
Series 4902, Class SA, IF, IO, 4.28%, 8/25/2049(l)	46,468	9,989
Series 4919, Class SH, IF, IO, 4.23%, 9/25/2049(l)	29,849	5,516
Series 4906, Class QS, IF, IO, 4.28%, 9/25/2049(l)	30,002	6,190
Series 4925, Class SA, IF, IO, 4.28%, 10/25/2049(l)	47,943	8,581
Series 4839, Class WS, IF, IO, 4.33%, 8/15/2056(l)	45,829	10,312

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FHLMC, STRIPS
Series 304, Class C32, IO, 3.00%, 10/15/2026	464	30
Series 311, Class S1, IF, IO, 4.18%, 8/15/2043(l)	1,900	363
Series 326, Class S2, IF, IO, 4.18%, 3/15/2044(l)	21,759	3,860
Series 342, Class S7, IF, IO, 4.34%, 2/15/2045(l)	19,324	3,497
FNMA, Connecticut Avenue Securities
Series 2017-C06, Class 1M2, 4.36%(l)	3,200	3,292
Series 2016-C07, Class 2M2, 6.06%(l)	9,577	10,059
Series 2015-C03, Class 1M2, 6.71%, 7/25/2025(l)	4,856	5,271
Series 2016-C03, Class 1M2, 7.01%, 10/25/2028(l)	3,260	3,528
Series 2016-C03, Class 2M2, 7.61%, 10/25/2028(l)	1,879	2,027
Series 2016-C06, Class 1M2, 5.96%, 4/25/2029(l)	26,970	28,879
Series 2017-C01, Class 1M2, 5.26%, 7/25/2029(l)	5,580	5,866
Series 2017-C01, Class 1B1, 7.46%, 7/25/2029(l)	6,985	8,193
Series 2017-C02, Class 2M2, 5.36%, 9/25/2029(l)	8,881	9,394
Series 2017-C05, Class 1B1, 5.31%, 1/25/2030(l)	6,760	7,087
Series 2017-C06, Class 2B1, 6.16%, 2/25/2030(l)	6,965	7,598
Series 2017-C07, Class 1B1, 5.71%, 5/25/2030(l)	5,200	5,587
Series 2018-C01, Class 1B1, 5.26%, 7/25/2030(l)	690	721
Series 2018-C03, Class 1M2, 3.86%, 10/25/2030(l)	400	403
Series 2018-C04, Class 2M2, 4.26%, 12/25/2030(l)	5,000	5,064
Series 2018-C05, Class 1M2, 4.06%, 1/25/2031(l)	1,456	1,468
Series 2018-C06, Class 1M2, 3.71%, 3/25/2031(l)	2,420	2,426
Series 2018-C06, Class 2M2, 3.81%, 3/25/2031(l)	1,370	1,375
Series 2018-C06, Class 1B1, 5.46%, 3/25/2031(l)	650	683
FNMA, REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	1,417	129
Series 2012-93, Class FS, IF, IO, 4.44%, 9/25/2032(l)	4,526	758
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	4,297	457
Series 2003-76, Class SB, IF, IO, 5.34%, 8/25/2033(l)	3,117	533
Series 2006-42, Class LI, IF, IO, 4.85%, 6/25/2036(l)	2,829	405
Series 2011-79, Class SD, IF, IO, 4.19%, 8/25/2041(l)	8,072	1,299
Series 2011-78, Class JS, IF, IO, 4.29%, 8/25/2041(l)	3,630	684
Series 2012-127, Class AI, IO, 4.00%, 11/25/2042	878	127
Series 2012-133, Class HS, IF, IO, 4.44%, 12/25/2042(l)	401	86
Series 2012-133, Class NS, IF, IO, 4.44%, 12/25/2042(l)	1,855	379
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	710	101
Series 2015-35, Class SA, IF, IO, 3.89%, 6/25/2045(l)	21,319	2,825
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	590	97
Series 2016-56, Class ST, IF, IO, 4.29%, 8/25/2046(l)	9,827	1,982
Series 2016-63, Class AS, IF, IO, 4.29%, 9/25/2046(l)	210	42
Series 2016-75, Class SC, IF, IO, 4.39%, 10/25/2046(l)	14,061	2,448
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	759	113
Series 2016-95, Class ES, IF, IO, 4.29%, 12/25/2046(l)	3,505	757
Series 2017-13, Class AS, IF, IO, 4.34%, 2/25/2047(l)	1,283	257
Series 2017-6, Class SB, IF, IO, 4.34%, 2/25/2047(l)	255	48
Series 2017-16, Class SM, IF, IO, 4.34%, 3/25/2047(l)	8,413	1,665
Series 2017-31, Class SG, IF, IO, 4.39%, 5/25/2047(l)	4,818	919
Series 2017-39, Class ST, IF, IO, 4.39%, 5/25/2047(l)	3,053	589
Series 2017-70, Class SA, IF, IO, 4.44%, 9/25/2047(l)	1,966	398
Series 2017-69, Class SH, IF, IO, 4.49%, 9/25/2047(l)	1,799	377
Series 2017-90, Class SP, IF, IO, 4.44%, 11/25/2047(l)	5,304	1,132
Series 2017-102, Class IJ, IO, 3.50%, 12/25/2047	2,353	293
Series 2017-112, Class SC, IF, IO, 4.44%, 1/25/2048(l)	6,460	1,224
Series 2018-16, Class SN, IF, IO, 4.54%, 3/25/2048(l)	4,921	838
Series 2018-27, Class SE, IF, IO, 4.49%, 5/25/2048(l)	6,278	1,316
Series 2018-67, Class SN, IF, IO, 4.49%, 9/25/2048(l)	11,584	2,260

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-73, Class SC, IF, IO, 4.49%, 10/25/2048(l)	9,263	1,658
Series 2018-78, Class SA, IF, IO, 4.49%, 10/25/2048(l)	39,049	7,590
Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	2,416	473
Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	5,035	916
Series 2019-31, Class S, IF, IO, 4.34%, 7/25/2049(l)	21,276	4,401
Series 2019-37, Class CS, IF, IO, 4.34%, 7/25/2049(l)	7,638	1,681
Series 2019-42, Class SK, IF, IO, 4.34%, 8/25/2049(l)	17,614	3,155
Series 2019-62, Class SP, IF, IO, 4.34%, 11/25/2049(l)	33,143	6,899
Series 2019-65, Class SP, IF, IO, 4.34%, 11/25/2049(l)	44,016	8,696
Series 2017-57, Class SA, IF, IO, 4.39%, 8/25/2057(l)	1,516	290
FNMA, STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	435	30
Series 421, Class C3, IO, 4.00%, 7/25/2030	682	76
FTF Funding II LLC 3.00%, 9/30/2024	6,500	6,502
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	61	63
GNMA
Series 2015-110, Class MS, IF, IO, 3.99%, 8/20/2045(l)	13,916	1,993
Series 2016-49, Class SB, IF, IO, 4.33%, 4/20/2046(l)	8,499	1,516
Series 2016-83, Class SA, IF, IO, 4.38%, 6/20/2046(l)	4,965	942
Series 2016-108, Class SM, IF, IO, 4.38%, 8/20/2046(l)	5,520	1,154
Series 2016-111, Class SA, IF, IO, 4.38%, 8/20/2046(l)	9,415	1,970
Series 2016-120, Class NS, IF, IO, 4.38%, 9/20/2046(l)	6,248	1,310
Series 2016-120, Class SA, IF, IO, 4.38%, 9/20/2046(l)	32,847	6,386
Series 2016-146, Class NS, IF, IO, 4.38%, 10/20/2046(l)	7,660	1,694
Series 2016-147, Class AS, IF, IO, 4.38%, 10/20/2046(l)	11,388	2,273
Series 2017-192, Class PI, IO, 4.00%, 1/20/2047	2,563	347
Series 2017-36, Class SL, IF, IO, 4.44%, 3/16/2047(l)	12,968	2,641
Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	2,814	343
Series 2017-68, Class SA, IF, IO, 4.43%, 5/20/2047(l)	5,798	1,205
Series 2017-80, Class AS, IF, IO, 4.48%, 5/20/2047(l)	6,870	1,304
Series 2017-85, Class SA, IF, IO, 4.43%, 6/20/2047(l)	9,630	1,734
Series 2017-101, Class SK, IF, IO, 4.48%, 7/20/2047(l)	15,414	2,764
Series 2017-107, Class KS, IF, IO, 4.48%, 7/20/2047(l)	13,898	2,435
Series 2017-120, Class ES, IF, IO, 4.48%, 8/20/2047(l)	10,802	2,159
Series 2017-134, Class SB, IF, IO, 4.48%, 9/20/2047(l)	9,734	1,657
Series 2017-134, Class SD, IF, IO, 4.48%, 9/20/2047(l)	13,968	2,634
Series 2017-155, Class KS, IF, IO, 4.48%, 10/20/2047(l)	10,202	1,977
Series 2017-161, Class DS, IF, IO, 4.53%, 10/20/2047(l)	6,592	1,448
Series 2017-163, Class HS, IF, IO, 4.48%, 11/20/2047(l)	19,998	3,766
Series 2017-180, Class SD, IF, IO, 4.48%, 12/20/2047(l)	10,330	2,048
Series 2018-7, Class DS, IF, IO, 3.98%, 1/20/2048(l)	6,919	1,213
Series 2018-6, Class CS, IF, IO, 4.48%, 1/20/2048(l)	7,283	1,625
Series 2018-36, Class SG, IF, IO, 4.48%, 3/20/2048(l)	6,397	1,350
Series 2018-46, Class AS, IF, IO, 4.48%, 3/20/2048(l)	22,956	4,932
Series 2018-63, Class BS, IF, IO, 4.48%, 4/20/2048(l)	15,045	3,367
Series 2018-63, Class SB, IF, IO, 4.48%, 4/20/2048(l)	8,717	1,783
Series 2018-65, Class DS, IF, IO, 4.48%, 5/20/2048(l)	9,491	2,030
Series 2018-147, Class SD, IF, IO, 4.43%, 10/20/2048(l)	6,791	1,186
Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	231	45
Series 2019-49, Class SB, IF, IO, 3.82%, 4/20/2049(l)	16,095	2,050
Series 2019-42, Class SJ, IF, IO, 4.33%, 4/20/2049(l)	17,557	3,113
Series 2019-43, Class LS, IF, IO, 4.33%, 4/20/2049(l)	6,815	1,324
Series 2019-65, Class ST, IF, IO, 4.33%, 5/20/2049(l)	22,787	3,465
Series 2019-56, Class GS, IF, IO, 4.43%, 5/20/2049(l)	16,761	2,836
Series 2019-71, Class SK, IF, IO, 4.43%, 6/20/2049(l)	22,413	3,916
Series 2019-85, Class CS, IF, IO, 4.38%, 7/20/2049(l)	40,603	6,483
Series 2019-86, Class ST, IF, IO, 4.38%, 7/20/2049(l)	23,562	3,830

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-89, Class KS, IF, IO, 4.38%, 7/20/2049(l)	29,396	5,431
Series 2019-115, Class SA, IF, IO, 4.33%, 9/20/2049(l)	21,204	4,220
Series 2019-115, Class US, IF, IO, 4.33%, 9/20/2049(l)	22,996	4,955
Series 2019-120, Class DS, IF, IO, 4.33%, 9/20/2049(l)	25,545	5,309
Series 2019-115, Class SD, IF, IO, 4.38%, 9/20/2049(l)	50,779	8,639
Series 2019-115, Class SW, IF, IO, 4.38%, 9/20/2049(l)	48,340	9,006
Series 2019-117, Class SA, IF, IO, 4.38%, 9/20/2049(l)	28,636	6,021
Series 2019-138, Class SW, IF, IO, 4.30%, 10/20/2049(l)	5,988	1,183
Series 2019-132, Class SK, IF, IO, 4.33%, 10/20/2049(l)	29,687	5,460
Series 2015-H13, Class GI, IO, 1.67%, 4/20/2065(l)	3,028	127
Series 2017-H14, Class FG, 3.49%, 6/20/2067(l)	582	591
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	467	461
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(b)(l)	186	118
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 4.37%, 9/25/2035(l)	223	229
Homeward Opportunities Fund I Trust
Series 2019-1, Class M1, 3.95%, 1/25/2059‡(b)(l)	2,220	2,254
Series 2019-1, Class B1, 4.80%, 1/25/2059‡(b)(l)	2,600	2,641
Series 2019-3, Class B1, 4.02%, 11/25/2059‡(b)(l)	5,000	5,000
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	1,500	1,500
Impac CMB Trust Series 2005-1, Class 1A2, 2.33%, 4/25/2035(l)	404	399
JP Morgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	71	77
LHOME Mortgage Trust
Series 2019-RTL1, Class A1, 4.58%, 10/25/2023(b)(i)	1,125	1,141
Series 2019-RTL2, Class A1, 3.84%, 3/25/2024(b)	3,290	3,285
Series 2019-RTL2, Class A2, 4.34%, 3/25/2024(b)(i)	8,580	8,567
Series 2019-RTL3, Class A1, 3.87%, 7/25/2024(b)	14,500	14,500
Series 2019-RTL3, Class A2, 4.34%, 7/25/2024(b)(i)	9,300	9,300
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.92%, 8/25/2033‡(l)	71	73
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	63	65
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 4.34%, 8/25/2033(l)	107	108
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058(b)(l)	47,537	2,443
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059(b)(l)	3,042	3,035
OBX Trust
Series 2019-EXP1, Class 2A1B, 2.66%, 1/25/2059(b)(l)	1,345	1,330
Series 2019-EXP3, Class 2A1A, 2.61%, 10/25/2059(b)(l)	9,909	9,909
Series 2019-EXP3, Class 2A1B, 2.61%, 10/25/2059(b)(l)	5,020	4,942
P -stlb 10/11/2022‡	7,700	7,700
PMT Credit Risk Transfer Trust
Series 2019-2R, Class A, 4.55%, 5/27/2023(b)(l)	2,807	2,821
Series 2019-1R, Class A, 3.80%, 3/27/2024(b)(l)	7,409	7,387
PRPM
Series 2019-GS1, Class A1, 3.50%, 10/25/2024(b)(l)	13,756	13,762
Series 2019-GS1, Class A2, 4.75%, 10/25/2024(b)(l)	5,404	5,406
PRPM LLC Series 2019-1A, Class A1, 4.50%, 1/25/2024(b)(i)	2,254	2,259
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	130	136
REPO FUNDS 5/1/2020‡	3,999	3,999
SART
4.75%, 7/15/2024	607	620
4.76%, 6/15/2025	1,443	1,472
4/15/2026‡	1,927	1,874
7/15/2026‡	2,325	2,256
Seasoned Credit Risk Transfer Trust Series 2017-3, Class AIO, IO, 0.02%, 7/25/2056(l)	30,677	47
STACR Trust
Series 2018-HRP1, Class B1, 5.46%, 4/25/2043(b)(l)	2,830	2,957
Series 2018-HRP2, Class M3, 4.11%, 2/25/2047(b)(l)	14,145	14,439
Series 2018-HRP2, Class B1, 5.91%, 2/25/2047(b)(l)	1,000	1,068

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Starwood Mortgage Residential Trust Series 2019-1, Class M1, 3.76%, 6/25/2049‡(b)(l)	3,500	3,506
Toorak Mortgage Corp. Ltd.
Series 2018-1, Class A1, 4.34%, 8/25/2021(b)(i)	940	950
Series 2019-1, Class A1, 4.46%, 3/25/2022(b)(i)	4,430	4,498
Series 2019-2, Class A1, 3.72%, 9/25/2022(i)	7,750	7,783
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058(b)(l)	518	521
Series 2019-4, Class M1, 3.21%, 11/25/2059(b)(l)	5,200	5,199
Series 2019-INV3, Class B1, 3.73%, 11/25/2059(b)(l)	7,606	7,605
Series 2019-4, Class B1, 3.86%, 11/25/2059(b)(l)	2,200	2,199
Series 2019-INV1, Class M1, 4.03%, 12/25/2059‡(b)(l)	1,190	1,214
Series 2019-INV1, Class B1, 4.99%, 12/25/2059‡(b)	750	766
Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054(b)(l)	820	820
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	158	163
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.42%, 8/25/2033(l)	186	192
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	178	188
Series 2005-AR7, Class A3, 4.29%, 8/25/2035(l)	116	119

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $734,088)		741,593

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.4%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035‡(b)(l)	600	590
Banc of America Commercial Mortgage Trust
Series 2017-BNK3, Class D, 3.25%, 2/15/2050‡(b)	1,100	1,015
Series 2007-5, Class AJ, 6.02%, 2/10/2051(l)	196	211
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 4.12%, 3/15/2036‡(b)(l)	1,000	1,001
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052‡(b)	2,565	2,369
Series 2019-BN16, Class E, 3.00%, 2/15/2052‡(b)	1,682	1,400
Series 2019-BN17, Class E, 3.00%, 4/15/2052‡(b)	1,250	1,055
Series 2019-BN21, Class XA, IO, 1.00%, 10/17/2052(l)	126,118	8,847
Series 2019-BN23, Class XA, IO, 1.00%, 12/15/2052(l)(m)	39,069	2,309
Series 2019-BN23, Class E, 2.50%, 12/15/2052(b)(m)	3,000	2,417
Series 2019-BN23, Class C, 3.63%, 12/15/2052(m)	1,000	1,001
Series 2017-BNK7, Class D, 2.71%, 9/15/2060‡(b)	1,000	874
Series 2018-BN12, Class D, 3.00%, 5/15/2061‡(b)	2,780	2,515
Series 2019-BN19, Class XA, IO, 1.10%, 8/15/2061(l)	22,334	1,724
Series 2019-BN20, Class E, 2.50%, 9/15/2061‡(b)	1,500	1,229
Series 2019-BN18, Class D, 3.00%, 5/15/2062‡(b)	1,000	918
Series 2019-BN18, Class E, 3.00%, 5/15/2062‡(b)	2,000	1,723
Series 2019-BN20, Class XA, IO, 0.97%, 9/15/2062(l)	55,425	3,742
Series 2019-BN22, Class E, 2.50%, 11/15/2062(b)	3,000	2,441
Barclays Commercial Mortgage Trust
Series 2019-C4, Class D, 3.25%, 8/15/2052(b)	3,410	3,113
Series 2019-C5, Class XA, IO, 0.90%, 11/15/2052(l)	96,840	6,421
BENCHMARK Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051‡(b)	2,484	2,169
Series 2019-B11, Class D, 3.00%, 5/15/2052(b)	1,900	1,713
BX Commercial Mortgage Trust Series 2018-IND, Class E, 3.47%, 11/15/2035‡(b)(l)	736	738
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class G, 5.02%, 12/15/2037‡(b)(l)	1,000	1,007
CD Mortgage Trust Series 2017-CD5, Class D, 3.35%, 8/15/2050‡(b)	266	234
CFCRE Commercial Mortgage Trust Series 2016-C6, Class D, 4.36%, 11/10/2049‡(b)(l)	1,900	1,846

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.90%, 1/10/2036‡(b)(l)	790	837
Series 2019-PRM, Class E, 4.89%, 5/10/2036‡(b)	4,500	4,649
Series 2012-GC8, Class D, 5.04%, 9/10/2045‡(b)(l)	1,875	1,875
Series 2015-P1, Class D, 3.23%, 9/15/2048(b)	2,285	2,160
Series 2017-P7, Class D, 3.25%, 4/14/2050‡(b)	1,294	1,166
Series 2019-GC41, Class E, 3.00%, 8/10/2056‡(b)	5,000	4,164
Series 2019-GC41, Class AS, 3.02%, 8/10/2056‡	2,500	2,530
Series 2015-GC33, Class D, 3.17%, 9/10/2058	8,000	7,528
Commercial Mortgage Trust
Series 2013-CR8, Class D, 4.09%, 6/10/2046‡(b)(l)	750	767
Series 2014-UBS2, Class D, 5.17%, 3/10/2047(b)(l)	3,210	3,057
Series 2014-LC15, Class D, 5.15%, 4/10/2047‡(b)(l)	1,000	1,019
Series 2014-CR19, Class D, 4.91%, 8/10/2047(b)(l)	3,475	3,470
Series 2014-UBS5, Class D, 3.50%, 9/10/2047‡(b)	2,760	2,445
Series 2014-CR20, Class D, 3.22%, 11/10/2047(b)	2,510	2,369
Series 2014-CR21, Class D, 4.07%, 12/10/2047(b)(l)	2,600	2,585
Series 2015-CR23, Class CME, 3.81%, 5/10/2048‡(b)(l)	645	645
Series 2015-LC21, Class D, 4.44%, 7/10/2048‡(l)	700	699
Series 2016-CR28, Class D, 4.05%, 2/10/2049‡(l)	1,250	1,289
Series 2016-CR28, Class E, 4.30%, 2/10/2049‡(b)(l)	3,588	3,551
Series 2019-GC44, Class XA, IO, 1.00%, 8/15/2057(l)	142,000	6,891
Series 2019-GC44, Class E, 2.50%, 8/15/2057(b)	4,200	3,265
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	1	1
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 3.00%, 5/15/2036‡(b)(l)	4,400	4,408
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class D, 3.73%, 11/15/2048‡(b)(l)	2,750	2,664
Series 2019-C16, Class C, 4.24%, 6/15/2052‡(l)	2,500	2,628
Series 2019-C18, Class C, 1.00%, 12/15/2052(l)(m)	4,327	4,370
Series 2019-C18, Class XA, IO, 1.00%, 12/15/2052(l)	53,600	4,204
Series 2019-C18, Class E, 2.50%, 12/15/2052(b)(m)	11,515	9,051
FHLMC, Multifamily Structured Pass-Through Certificates
Series K009, Class X1, IO, 1.43%, 8/25/2020(l)	141,471	882
Series K016, Class X1, IO, 1.63%, 10/25/2021(l)	15,532	368
Series K721, Class X1, IO, 0.44%, 8/25/2022(l)	64,362	527
Series K721, Class X3, IO, 1.34%, 9/25/2022(l)	12,550	432
Series K033, Class X1, IO, 0.41%, 7/25/2023(l)	6,711	69
Series K729, Class X1, IO, 0.49%, 10/25/2024(l)	18,851	287
Series KC03, Class X1, IO, 0.63%, 11/25/2024(l)	99,999	2,256
Series K731, Class X3, IO, 2.18%, 5/25/2025(l)	11,529	1,138
Series K733, Class X3, IO, 2.26%, 1/25/2026(l)	17,500	1,969
Series KC06, Class X1, IO, 0.90%, 6/25/2026(l)	39,727	1,754
Series K736, Class X1, IO, 1.44%, 7/25/2026(l)	86,483	6,278
Series K734, Class X3, IO, 2.24%, 7/25/2026(l)	26,250	3,162
Series KC04, Class X1, IO, 1.41%, 12/25/2026(l)	48,005	3,164
Series K064, Class X3, IO, 2.21%, 5/25/2027(l)	18,830	2,531
Series KC05, Class X1, IO, 1.20%, 6/25/2027(l)	60,000	3,995
Series K075, Class X3, IO, 2.20%, 5/25/2028(l)	5,471	820
Series K078, Class X3, IO, 2.29%, 10/25/2028(l)	2,680	424
Series K082, Class X3, IO, 2.29%, 10/25/2028(l)	27,200	4,385
Series K084, Class X3, IO, 2.31%, 11/25/2028(l)	19,450	3,180
Series K090, Class X1, IO, 0.85%, 2/25/2029(l)	32,087	1,878
Series K094, Class X1, IO, 1.02%, 6/25/2029(l)	32,973	2,374
Series K095, Class X1, IO, 1.08%, 6/25/2029(l)	51,886	3,888
Series K097, Class X1, IO, 1.22%, 7/25/2029(l)	74,324	6,693
Series K092, Class X3, IO, 2.25%, 7/25/2029(l)	46,583	8,113

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K095, Class X3, IO, 2.17%, 1/25/2030(l)	66,697	10,958
Series K-1511, Class X3, IO, 3.54%, 4/25/2034(l)	30,261	10,791
Series K723, Class X3, IO, 1.98%, 10/25/2034(l)	6,850	456
Series K153, Class X3, IO, 3.90%, 4/25/2035(l)	4,450	1,507
Series K155, Class X3, IO, 3.23%, 5/25/2036(l)	5,560	1,712
Series K-1510, Class X3, IO, 3.52%, 1/25/2037(l)	24,400	8,563
Series K036, Class X3, IO, 2.18%, 12/25/2041(l)	3,253	251
Series K038, Class X3, IO, 2.57%, 6/25/2042(l)	2,100	207
Series K720, Class X3, IO, 1.38%, 8/25/2042(l)	16,800	521
Series K041, Class X3, IO, 1.70%, 11/25/2042(l)	4,580	341
Series K040, Class X3, IO, 2.10%, 11/25/2042(l)	17,800	1,559
Series K042, Class X3, IO, 1.66%, 1/25/2043(l)	2,163	152
Series K718, Class X3, IO, 1.48%, 2/25/2043(l)	6,035	169
Series K045, Class X3, IO, 1.55%, 4/25/2043(l)	4,530	315
Series K046, Class X3, IO, 1.56%, 4/25/2043(l)	3,450	245
Series K054, Class X3, IO, 1.65%, 4/25/2043(l)	2,745	237
Series K047, Class X3, IO, 1.55%, 6/25/2043(l)	3,400	239
Series K050, Class X3, IO, 1.61%, 10/25/2043(l)	5,232	411
Series K051, Class X3, IO, 1.67%, 10/25/2043(l)	4,995	409
Series K052, Class X3, IO, 1.67%, 1/25/2044(l)	2,915	248
Series K726, Class X3, IO, 2.20%, 7/25/2044(l)	21,130	1,754
Series K067, Class X3, IO, 2.19%, 9/25/2044(l)	8,580	1,200
Series K727, Class X3, IO, 2.07%, 10/25/2044(l)	15,000	1,298
Series K068, Class X3, IO, 2.13%, 10/25/2044(l)	19,730	2,680
Series K059, Class X3, IO, 1.98%, 11/25/2044(l)	8,000	914
Series K729, Class X3, IO, 2.04%, 11/25/2044(l)	21,410	1,874
Series K724, Class X3, IO, 1.93%, 12/25/2044(l)	4,930	348
Series K070, Class X3, IO, 2.11%, 12/25/2044(l)	42,245	5,829
Series K730, Class X3, IO, 2.10%, 2/25/2045(l)	47,270	4,389
Series K065, Class X3, IO, 2.26%, 7/25/2045(l)	13,305	1,843
Series K071, Class X3, IO, 2.08%, 11/25/2045(l)	12,470	1,702
Series K072, Class X3, IO, 2.21%, 12/25/2045(l)	20,640	3,032
Series K097, Class X3, IO, 2.09%, 1/25/2046(l)	51,390	8,186
Series K089, Class X3, IO, 2.37%, 1/25/2046(l)	50,897	8,924
Series K081, Class X3, IO, 2.31%, 9/25/2046(l)	23,425	3,794
Series K090, Class X3, IO, 2.39%, 2/25/2047(l)	97,000	17,487
Series K088, Class X3, IO, 2.42%, 2/25/2047(l)	59,034	10,503
Series K093, Class X3, IO, 2.28%, 5/25/2047(l)	50,764	8,661
Series K094, Class X3, IO, 2.20%, 7/25/2047(l)	19,360	3,211
Series K736, Class X3, IO, 2.08%, 9/25/2047(l)	83,580	9,761
Series K099, Class X3, IO, 2.02%, 10/25/2047(l)	49,100	7,534
Series K101, Class X3, IO, 1.89%, 11/25/2047(l)	35,000	5,254
Series K087, Class X3, IO, 2.39%, 1/25/2051(l)	41,880	7,167
Series K096, Class X3, IO, 2.11%, 8/25/2051(l)	48,669	7,652
FNMA ACES
Series 2014-M3, Class X2, IO, 0.09%, 1/25/2024(l)	8,255	24
Series 2019-M21, Class X2, IO, 1.47%, 2/25/2031(l)	16,993	1,925
Series 2018-M15, Class X, IO, 0.83%, 1/25/2036(l)	9,652	531
FREMF Mortgage Trust
Series 2017-KF29, Class B, 5.33%, 2/25/2024(b)(l)	230	234
Series 2017-KF31, Class B, 4.68%, 4/25/2024(b)(l)	1,106	1,118
Series 2017-KF32, Class B, 4.33%, 5/25/2024(b)(l)	401	405
Series 2017-KF36, Class B, 4.43%, 8/25/2024(b)(l)	1,932	1,957
Series 2017-KF34, Class B, 4.48%, 8/25/2024(b)(l)	4,007	4,048
Series 2017-KF35, Class B, 4.53%, 8/25/2024(b)(l)	267	267
Series 2017-KF38, Class B, 4.28%, 9/25/2024(b)(l)	455	457
Series 2017-KF41, Class B, 4.28%, 11/25/2024(b)(l)	205	206

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-KF49, Class B, 3.68%, 6/25/2025(b)(l)	804	797
Series 2018-KC02, Class B, 4.22%, 7/25/2025(b)(l)	2,520	2,561
Series 2019-KF58, Class B, 3.93%, 1/25/2026(b)(l)	999	1,006
Series 2019-KC06, Class B, 3.82%, 9/25/2026(b)(l)	7,609	7,533
Series 2016-KF24, Class B, 6.78%, 10/25/2026(b)(l)	112	118
Series 2017-KF33, Class B, 4.33%, 6/25/2027(b)(l)	164	166
Series 2017-KF40, Class B, 4.48%, 11/25/2027(b)(l)	257	260
Series 2018-KF50, Class B, 3.68%, 7/25/2028(b)(l)	407	406
Series 2018-KF56, Class B, 4.23%, 11/25/2028(b)(l)	1,026	1,026
Series 2019-KF59, Class B, 4.13%, 2/25/2029(b)(l)	1,000	1,007
Series 2019-KF63, Class B, 4.13%, 5/25/2029(b)(l)	3,000	3,006
Series 2019-KF65, Class B, 4.18%, 7/25/2029(b)(l)	1,900	1,905
Series 2019-KW10, Class B, 3.62%, 10/25/2032(b)(l)	5,000	4,660
Series 2013-K712, Class B, 3.28%, 5/25/2045(b)(l)	1,116	1,114
Series 2016-K53, Class B, 4.16%, 3/25/2049(b)(l)	69	73
Series 2017-K67, Class B, 4.08%, 9/25/2049(b)(l)	145	154
Series 2017-K67, Class C, 4.08%, 9/25/2049(b)(l)	2,010	2,082
Series 2017-K728, Class B, 3.76%, 11/25/2050(b)(l)	250	257
Series 2017-K728, Class C, 3.76%, 11/25/2050(b)(l)	105	107
Series 2019-K734, Class C, 4.19%, 2/25/2051(b)(l)	4,150	4,267
Series 2019-K94, Class C, 4.10%, 7/25/2052(b)(l)	4,000	4,102
Series 2019-K100, Class B, 3.49%, 11/25/2052(b)(l)	5,188	5,249
FRR Re-REMIC Trust
Series 2018-C1, Class BK43, 2.91%, 2/27/2048‡(b)(l)	6,013	5,226
Series 2018-C1, Class A725, 2.76%, 2/27/2050(b)	1,000	920
Series 2018-C1, Class B725, 3.12%, 2/27/2050‡(b)(l)	2,225	1,994
GNMA
Series 2013-72, IO, 0.50%, 11/16/2047(l)	152,861	4,330
Series 2012-44, IO, 0.40%, 3/16/2049(l)	9,649	107
Series 2015-48, IO, 0.69%, 2/16/2050(l)	3,880	165
Series 2013-80, IO, 0.94%, 3/16/2052(l)	19,344	1,089
Series 2015-86, IO, 0.75%, 5/16/2052(l)	34,707	1,595
Series 2013-7, IO, 0.35%, 5/16/2053(l)	95,198	2,095
Series 2012-89, IO, 0.72%, 12/16/2053(l)	21,038	481
Series 2012-115, IO, 0.42%, 4/16/2054(l)	50,850	1,316
Series 2014-124, Class IE, IO, 0.75%, 5/16/2054(l)	22,904	809
Series 2013-48, IO, 0.62%, 7/16/2054(l)	10,426	422
Series 2014-186, IO, 0.76%, 8/16/2054(l)	10,343	459
Series 2014-130, Class IB, IO, 0.86%, 8/16/2054(l)	2,197	85
Series 2015-93, IO, 0.76%, 11/16/2054(l)	39,609	1,577
Series 2013-179, IO, 0.61%, 1/16/2055(l)	64,107	1,310
Series 2013-178, IO, 0.64%, 6/16/2055(l)	51,697	1,469
Series 2015-33, IO, 0.74%, 2/16/2056(l)	46,678	2,178
Series 2015-59, IO, 0.99%, 6/16/2056(l)	13,373	726
Series 2014-110, IO, 0.69%, 1/16/2057(l)	30,365	1,301
Series 2015-172, IO, 0.84%, 3/16/2057(l)	22,253	1,127
Series 2016-13, IO, 0.87%, 4/16/2057(l)	24,440	1,402
Series 2015-115, IO, 0.59%, 7/16/2057(l)	4,481	193
Series 2016-40, IO, 0.72%, 7/16/2057(l)	50,826	2,441
Series 2017-151, IO, 0.71%, 9/16/2057(l)	19,411	1,164
Series 2017-173, IO, 1.36%, 9/16/2057(l)	19,884	1,751
Series 2016-105, IO, 1.06%, 10/16/2057(l)	22,213	1,467
Series 2016-157, IO, 0.95%, 11/16/2057(l)	39,789	2,849
Series 2016-71, Class QI, IO, 0.97%, 11/16/2057(l)	87,990	5,947
Series 2016-96, IO, 0.98%, 12/16/2057(l)	4,019	288
Series 2016-155, IO, 0.94%, 2/16/2058(l)	88,923	6,429
Series 2016-130, IO, 1.01%, 3/16/2058(l)	50,467	3,572

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016-92, IO, 1.00%, 4/16/2058(l)	1,938	134
Series 2016-119, IO, 1.12%, 4/16/2058(l)	65,147	4,642
Series 2016-151, IO, 1.09%, 6/16/2058(l)	112,062	8,516
Series 2016-87, IO, 1.00%, 8/16/2058(l)	49,514	3,311
Series 2016-175, IO, 0.92%, 9/16/2058(l)	38,081	2,542
Series 2017-54, IO, 0.65%, 12/16/2058(l)	25,212	1,427
Series 2017-81, IO, 0.81%, 12/16/2058(l)	26,093	1,678
Series 2017-23, IO, 0.74%, 5/16/2059(l)	1,913	106
Series 2017-86, IO, 0.77%, 5/16/2059(l)	10,266	622
Series 2017-51, IO, 0.78%, 5/16/2059(l)	15,708	987
Series 2017-148, IO, 0.66%, 7/16/2059(l)	32,884	1,786
Series 2017-69, IO, 0.80%, 7/16/2059(l)	17,555	1,141
Series 2017-171, IO, 0.70%, 9/16/2059(l)	6,290	389
Series 2017-157, IO, 0.57%, 12/16/2059(l)	10,449	558
Series 2019-135, IO, 0.93%, 2/16/2060(l)	58,046	4,726
Series 2018-106, IO, 0.49%, 4/16/2060(l)	29,607	1,664
Series 2018-119, IO, 0.65%, 5/16/2060(l)	49,095	3,234
Series 2019-53, Class IA, IO, 0.88%, 6/16/2061(l)	17,010	1,368
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.90%, 11/10/2045‡(b)(l)	400	410
Series 2013-GC12, Class E, 3.25%, 6/10/2046‡(b)	3,550	2,951
Series 2013-GC12, Class D, 4.59%, 6/10/2046‡(b)(l)	2,240	2,230
Series 2013-GC14, Class D, 4.90%, 8/10/2046‡(b)(l)	1,100	1,136
Series 2015-GC34, Class D, 2.98%, 10/10/2048‡	1,810	1,630
Series 2017-GS5, Class D, 3.51%, 3/10/2050‡(b)(l)	2,000	1,896
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046(b)(l)	12,870	12,868
Jackson Park Trust Series 2019-LIC, Class A, 2.77%, 10/14/2039(b)	2,000	2,021
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.19%, 12/15/2046‡(b)(l)	250	263
Series 2015-JP1, Class E, 4.39%, 1/15/2049‡(b)(l)	3,250	3,133
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class D, 5.05%, 1/15/2047‡(b)(l)	250	262
Series 2015-C33, Class D2, 4.27%, 12/15/2048‡(b)(l)	1,000	998
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.11%, 7/15/2044(l)	19	19
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 6.47%, 9/15/2039‡(l)	155	90
MF1 Multifamily Housing Mortgage Loan Trust Series 2019-Q009, Class B, 4.66%, 4/25/2024‡(b)(l)	5,000	5,002
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class D, 5.07%, 4/15/2047‡(b)(l)	1,000	1,055
Series 2014-C17, Class D, 4.90%, 8/15/2047(b)(l)	2,650	2,686
Series 2015-C21, Class XA, IO, 1.04%, 3/15/2048(l)	23,493	857
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.42%, 7/11/2040‡(b)(l)	1,000	1,053
Series 2019-H7, Class D, 3.00%, 7/15/2052‡(b)	1,746	1,579
Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M7, 3.41%, 10/15/2049(b)(l)	6,995	7,034
Series 2019-01, Class M10, 4.96%, 10/15/2049(b)(l)	13,000	13,521
PFP Ltd. (Cayman Islands) Series 2019-5, Class D, 4.41%, 4/14/2036‡(b)(l)	2,000	2,001
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(b)(l)	4,757	4,846
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(b)(l)	247	253
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(b)(l)	446	457
Series 2019-1, Class A, 3.76%, 3/25/2049(b)(l)	4,653	4,740
Series 2019-1, Class M1, 3.94%, 3/25/2049‡(b)(l)	2,008	2,047
Series 2019-3, Class A, 3.03%, 10/25/2049(b)(l)	5,207	5,206
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class B, 6.36%, 5/15/2046‡(l)	250	252

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wells Fargo Commercial Mortgage Trust Series 2019-C52, Class XA, IO, 1.77%, 8/15/2052(l)	16,805	2,005
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class BK20, PO, 5/27/2045(b)	3,000	2,720
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 4.05%, 9/15/2057‡(b)(l)	3,680	3,040

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $603,660)		604,168

FOREIGN GOVERNMENT SECURITIES — 4.5%
Arab Republic of Egypt (Egypt)
5.58%, 2/21/2023(h)	1,500	1,552
5.88%, 6/11/2025(h)	2,800	2,922
7.60%, 3/1/2029(h)	1,800	1,914
7.05%, 1/15/2032(b)	4,700	4,764
Export Credit Bank of Turkey (Turkey) 8.25%, 1/24/2024(h)	900	968
Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024(h)	5,400	5,662
Federal Republic of Nigeria (Nigeria)
6.75%, 1/28/2021(h)	2,200	2,277
7.63%, 11/21/2025(h)	1,600	1,739
7.14%, 2/23/2030(h)	800	796
Gabonese Republic (Gabon) 6.95%, 6/16/2025(h)	5,300	5,363
Government of Dominican Republic (Dominican Republic)
6.00%, 7/19/2028(h)	8,300	9,068
7.45%, 4/30/2044(h)	1,800	2,102
Instituto Costarricense de Electricidad (Costa Rica)
6.95%, 11/10/2021(h)	1,300	1,357
6.38%, 5/15/2043(h)	690	573
Jamaica Government International Bond (Jamaica) 8.00%, 3/15/2039	3,700	4,882
Kingdom of Bahrain (Bahrain) 7.00%, 10/12/2028(h)	1,900	2,187
Kingdom of Jordan (Jordan) 5.75%, 1/31/2027(h)	3,600	3,727
Mongolia Government International Bond (Mongolia) 8.75%, 3/9/2024(h)	3,400	3,836
Oman Government International Bond (Oman)
4.88%, 2/1/2025(h)	3,300	3,346
5.38%, 3/8/2027(h)	1,400	1,402
Republic of Angola (Angola)
9.50%, 11/12/2025(h)	4,900	5,451
8.25%, 5/9/2028(h)	1,200	1,224
8.25%, 5/9/2028(b)	1,000	1,020
8.00%, 11/26/2029(b)	5,720	5,692
Republic of Armenia (Armenia) 3.95%, 9/26/2029(b)	3,600	3,553
Republic of Belarus (Belarus)
6.88%, 2/28/2023(h)	800	855
6.88%, 2/28/2023(b)	400	428
Republic of Costa Rica (Costa Rica)
4.25%, 1/26/2023(h)	1,400	1,392
4.38%, 4/30/2025(h)	1,100	1,071
6.13%, 2/19/2031(b)	4,280	4,338
5.63%, 4/30/2043(h)	1,200	1,051
Republic of Cote d’Ivoire (Ivory Coast) 6.38%, 3/3/2028(h)	9,550	9,872
Republic of El Salvador (El Salvador)
7.75%, 1/24/2023(h)	5,620	6,110
8.25%, 4/10/2032(h)	640	733
7.65%, 6/15/2035(h)	176	190
7.63%, 2/1/2041(h)	550	595
Republic of Ghana (Ghana) 7.88%, 8/7/2023(h)	3,500	3,792
Republic of Guatemala (Guatemala)
4.50%, 5/3/2026(h)	2,500	2,598
4.90%, 6/1/2030(b)	1,100	1,154
Republic of Honduras (Honduras)
7.50%, 3/15/2024(h)	2,300	2,537
6.25%, 1/19/2027(h)	2,000	2,150
Republic of Iraq (Iraq) 5.80%, 1/15/2028(h)	3,700	3,572
Republic of Kenya (Kenya)
6.88%, 6/24/2024(h)	1,700	1,815
8.00%, 5/22/2032(b)	1,780	1,877
Republic of Namibia (Namibia) 5.25%, 10/29/2025(h)	3,900	3,985
Republic of Pakistan (Pakistan)
8.25%, 4/15/2024(h)	2,500	2,737
6.88%, 12/5/2027(h)	1,000	1,005
Republic of Paraguay (Paraguay)
6.10%, 8/11/2044(a)(h)	7,675	9,210
5.40%, 3/30/2050(b)	2,970	3,326
Republic of Senegal (Senegal) 6.75%, 3/13/2048(h)	2,100	2,047
Republic of South Africa (South Africa)
5.00%, 10/12/2046	3,500	3,170
5.75%, 9/30/2049	2,420	2,309
Republic of Sri Lanka (Sri Lanka)
6.25%, 10/4/2020(h)	1,500	1,511
5.75%, 4/18/2023(h)	600	585
6.20%, 5/11/2027(h)	1,950	1,760
7.85%, 3/14/2029(b)	750	728
7.55%, 3/28/2030(b)	2,490	2,361
Republic of Tajikistan International Bond (Tajikistan) 7.13%, 9/14/2027(h)	933	753
Republic of Turkey (Turkey) 4.88%, 4/16/2043	4,300	3,400
Republic of Ukraine (Ukraine)
7.75%, 9/1/2020(h)	1,700	1,748
7.75%, 9/1/2021(h)	2,800	2,932
7.75%, 9/1/2022(h)	1,500	1,590
8.99%, 2/1/2024(h)	3,400	3,740

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Republic of Uzbekistan (Uzbekistan) 5.38%, 2/20/2029(a)(b)	3,000	3,301
Sultanate of Oman (Oman) 3.63%, 6/15/2021(h)	1,000	1,001

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $175,391)		176,706

MORTGAGE-BACKED SECURITIES — 3.2%
FHLMC Gold Pools, 30 Year
Pool # Q60739, 5.50%, 12/1/2048	674	731
Pool # Q62821, 5.50%, 4/1/2049	507	548
GNMA II, 30 Year
Pool # BF2472, 5.50%, 4/20/2048	1,258	1,379
Pool # BG1872, 5.50%, 4/20/2048	646	708
Pool # BF2604, 5.50%, 5/20/2048	680	745
Pool # BF2605, 5.50%, 5/20/2048	1,466	1,592
Pool # BG1886, 5.50%, 5/20/2048	1,052	1,152
Pool # BG1888, 5.50%, 5/20/2048	1,012	1,099
Pool # BG5094, 5.50%, 8/20/2048	664	728
Pool # BH7648, 5.50%, 8/20/2048	646	707
Pool # BI2592, 5.50%, 9/20/2048	983	1,070
Pool # BK0831, 5.50%, 12/20/2048	944	1,007
Pool # BK4821, 5.50%, 12/20/2048	669	726
Pool # BK5396, 5.50%, 12/20/2048	849	923
Pool # BK7681, 5.50%, 12/20/2048	809	882
Pool # BJ9835, 4.50%, 1/20/2049	1,359	1,472
Pool # BJ9554, 5.50%, 1/20/2049	1,517	1,629
Pool # BL7446, 5.50%, 3/20/2049	825	905
Pool # BJ9839, 4.38%, 4/20/2049	912	972
Pool # BL4638, 5.50%, 4/20/2049	735	806
Pool # 784758, 5.50%, 5/20/2049	11,679	12,790
Pool # BL7950, 5.50%, 5/20/2049	875	959
Pool # BL9104, 5.50%, 5/20/2049	749	822
Pool # BL9105, 5.50%, 5/20/2049	791	860
Pool # BM9249, 5.50%, 5/20/2049	964	1,049
Pool # BN1982, 5.50%, 5/20/2049	735	807
Pool # BN1985, 5.50%, 5/20/2049	709	778
Pool # BN1986, 5.50%, 5/20/2049	786	863
Pool # BN1987, 5.50%, 5/20/2049	1,059	1,162
Pool # BN1989, 5.50%, 5/20/2049	1,677	1,838
Pool # BN3607, 5.50%, 5/20/2049	1,292	1,416
Pool # BN3608, 5.50%, 5/20/2049	1,536	1,671
Pool # BM9832, 5.50%, 6/20/2049	795	872
Pool # BJ9846, 4.50%, 7/20/2049	1,721	1,866
Pool # BM5456, 5.50%, 7/20/2049	2,366	2,596
Pool # BM5457, 5.50%, 7/20/2049	2,169	2,380
Pool # BN8877, 5.50%, 7/20/2049	1,053	1,154
Pool # BO2380, 5.50%, 7/20/2049	727	792
Pool # BO6139, 5.50%, 7/20/2049	1,681	1,830
Pool # BJ9850, 4.50%, 8/20/2049	1,074	1,164
Pool # BN9929, 5.50%, 8/20/2049	2,077	2,280
Pool # BO5553, 5.50%, 8/20/2049	945	1,028
Pool # BO5554, 5.50%, 8/20/2049	1,285	1,409
Pool # BO5555, 5.50%, 8/20/2049	1,714	1,880
Pool # BO8096, 5.50%, 8/20/2049	1,682	1,846
Pool # BO8097, 5.50%, 8/20/2049	1,772	1,944
Pool # BJ9854, 4.50%, 9/20/2049	1,184	1,284
Pool # 784847, 4.50%, 11/20/2049	9,995	10,701
Pool # BJ9863, 4.50%, 11/20/2049	1,600	1,735

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA UMBS, 30 Year
Pool # BK3398, 5.00%, 3/1/2048	737	802
Pool # BK3431, 5.00%, 4/1/2048	910	989
Pool # BK4102, 5.00%, 4/1/2048	3,279	3,556
Pool # BK5054, 5.00%, 4/1/2048	1,599	1,739
Pool # BK8067, 4.50%, 7/1/2048	2,516	2,712
Pool # BK9305, 4.50%, 8/1/2048	1,892	2,040
Pool # BK9350, 4.50%, 8/1/2048	1,092	1,178
Pool # BN0135, 4.50%, 8/1/2048	2,318	2,499
Pool # BN0138, 5.50%, 8/1/2048	420	462
Pool # BK9902, 4.50%, 9/1/2048	969	1,043
Pool # BN0215, 5.50%, 9/1/2048	299	329
Pool # BN0228, 5.50%, 9/1/2048	4,268	4,741
Pool # BN1316, 5.50%, 9/1/2048	760	845
Pool # BN1839, 5.50%, 9/1/2048	1,052	1,169
Pool # BN1840, 5.50%, 9/1/2048	859	954
Pool # BN3566, 5.50%, 12/1/2048	999	1,102
Pool # BN3567, 5.50%, 12/1/2048	669	739
Pool # BN3757, 5.50%, 12/1/2048	953	1,032
Pool # BN4954, 5.50%, 12/1/2048	781	846
Pool # BN7976, 5.50%, 2/1/2049	724	785
Pool # BN7556, 5.50%, 3/1/2049	1,005	1,116
Pool # BN8449, 5.50%, 3/1/2049	4,134	4,591
Pool # BN9789, 5.50%, 4/1/2049	1,588	1,757
Pool # BO0224, 5.50%, 5/1/2049	891	983
Pool # BO3713, 5.50%, 8/1/2049	1,362	1,513
Pool # BO3714, 5.50%, 8/1/2049	849	943
Pool # BO3925, 4.50%, 9/1/2049	943	1,014
FHLMC UMBS, 30 Year
Pool # ZA6902, 4.50%, 4/1/2049	1,042	1,124
Pool # QA1058, 5.50%, 7/1/2049	911	987

TOTAL MORTGAGE-BACKED SECURITIES (Cost $125,633)		125,147

LOAN ASSIGNMENTS — 0.2%(n)
Aerospace & Defense — 0.0%(c)
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.85%, 10/4/2024(f)	5	4

Automobiles — 0.0%(c)
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 8/14/2024(f)	100	99

Chemicals — 0.0%(c)
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 3.85%, 6/1/2024(f)	299	299

Construction & Engineering — 0.1%
Thor, Inc. 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 4.25%), 4.25%, 12/31/2100‡(f)	1,153	1,125

Containers & Packaging — 0.0%(c)
Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.35%, 1/30/2021(f)	97	94

Diversified Consumer Services — 0.0%(c)
Ensemble RCM, LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 5.66%, 8/3/2026(f)	90	90

Diversified Telecommunication Services — 0.0%(c)
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.95%, 10/2/2024(f)	208	207
Intelsat Jackson Holdings, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 5.68%, 11/27/2023(f)	50	49

		256

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Electric Utilities — 0.0%(c)
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.45%, 1/30/2024(f)	44	39
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.75%), 5.45%, 1/30/2024(f)	2	2

		41

Electrical Equipment — 0.0%(c)
Cortes NP Acquisition Corp., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.93%, 11/30/2023(f)	575	561

Food & Staples Retailing — 0.0%(c)
Moran Foods LLC, Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.10%, 12/5/2023(f)	300	107
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.95%, 10/22/2025(f)	264	217

		324

Health Care Providers & Services — 0.1%
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.85%, 6/7/2023(f)	1,285	1,228

Hotels, Restaurants & Leisure — 0.0%(c)
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.10%, 12/1/2023(f)	292	288
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 4.68%, 10/4/2023(f)	632	631

		919

IT Services — 0.0%(c)
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.90%, 11/3/2023(f)	146	137

Leisure Products — 0.0%(c)
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.10%, 5/15/2022‡(f)	58	57
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(f)(j)	247	—

		57

Media — 0.0%(c)
iHeartCommunications, Inc., Exit Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.78%, 5/1/2026(f)	38	38

Oil, Gas & Consumable Fuels — 0.0%(c)
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 6.45%, 12/31/2022(f)	220	184
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%), 7.16%, 8/25/2023(f)	684	515

		699

Pharmaceuticals — 0.0%(c)
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (1 Week LIBOR + 5.50%), 7.10%, 9/6/2024(f)	685	635

Software — 0.0%(c)
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.95%, 12/1/2023(f)	97	97
Infor US, Inc., Tranche B-6 Term Loan (ICE LIBOR USD 3 Month + 2.75%), 4.85%, 2/1/2022(f)	73	74

		171

Specialty Retail — 0.0%(c)
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 7.25%), 9.94%, 10/12/2038‡(f)(o)	3	6

Wireless Telecommunication Services — 0.0%(c)
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 5.00%), 6.85%, 3/9/2023(f)	203	180

TOTAL LOAN ASSIGNMENTS (Cost $7,269)		6,963

	Shares (000)
PREFERRED STOCKS — 0.1%
Electric Utilities — 0.1%
SCE Trust VI 5.00%, 6/26/2022 ($25 par value)(q)	191	4,431

Internet & Direct Marketing Retail — 0.0%(c)
MYT Holding Co. 10.00%, 6/7/2029(b)	16	14

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Specialty Retail — 0.0%(c)
Claire’s Stores, Inc.*‡	—	(p)	6

TOTAL PREFERRED STOCKS (Cost $4,486)			4,451

	No. of Contracts
OPTIONS PURCHASED — 0.1%
PUT OPTIONS PURCHASED — 0.1%
Future Interest Rate Options — 0.1%
U.S. Treasury 10 Year Note 12/27/2019 at USD 128.50, American Style Notional Amount: USD 915,600 Exchange Traded*	9,156		2,289

TOTAL PUT OPTIONS PURCHASED			2,289

TOTAL OPTIONS PURCHASED (Cost $1,860)			2,289

	Principal Amount ($000)
MUNICIPAL BONDS — 0.0%(c)(r)
California — 0.0%(c)
Education — 0.0%(c)
Regents of the University of California Series R, Rev., 5.77%, 5/15/2043	140		191
University of California Series J, Rev., 4.13%, 5/15/2045	100		112

			303

General Obligation — 0.0%(c)
Los Angeles Community College District Series E, GO, 6.75%, 8/1/2049	100		166

Hospital — 0.0%(c)
University of California, Medical Center Series F, Rev., 6.58%, 5/15/2049	255		376

Water & Sewer — 0.0%(c)
Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290		308

Total California			1,153

Colorado — 0.0%(c)
Hospital — 0.0%(c)
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	175		187

Illinois — 0.0%(c)
Education — 0.0%(c)
Illinois Finance Authority Series A, Rev., 4.00%, 10/1/2049	25		26

Indiana — 0.0%(c)
Other Revenue — 0.0%(c)
Indianapolis Local Public Improvement Bond Bank, Marion County Health and Hospital Series B-2, Rev., 6.12%, 1/15/2040	240		326

New Jersey — 0.0%(c)
Transportation — 0.0%(c)
New Jersey Transportation Trust Fund Authority, Transportation System Series 2012A, Rev., 5.00%, 6/15/2042	25		27

Texas — 0.0%(c)
Transportation — 0.0%(c)
North Texas Tollway Authority System Series B, Rev., 6.72%, 1/1/2049	131		211

TOTAL MUNICIPAL BONDS (Cost $1,745)			1,930

CONVERTIBLE BONDS — 0.0%(c)
Oil, Gas & Consumable Fuels — 0.0%(c)
Whiting Petroleum Corp. 1.25%, 4/1/2020 (Cost $147)	149		142

	Shares (000)
COMMON STOCKS — 0.0%(c)
Aerospace & Defense — 0.0%(c)
Remington Outdoor Co., Inc.*‡	5		5

Capital Markets — 0.0%(c)
UCI Holdings LLC (New Zealand)*‡	2		35

Media — 0.0%(c)
Clear Channel Outdoor Holdings, Inc.*	6		14
iHeartMedia, Inc., Class A*	—	(p)	4

			18

Oil, Gas & Consumable Fuels — 0.0%(c)
Halcon Resources Corp.*‡	1		7

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Specialty Retail — 0.0%(c)
Claire’s Stores, Inc.*‡	—	(p)	5

TOTAL COMMON STOCKS (Cost $122)			70

	No. of Warrants (000)
WARRANTS — 0.0%(c)
Road & Rail — 0.0%
Jack Cooper Enterprises, Inc. expiring 10/29/2027, price 1.00 USD*‡	—	(p)	—

Wireless Telecommunication Services — 0.0%(c)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡	2		30

TOTAL WARRANTS (Cost $37)			30

	Shares (000)
SHORT-TERM INVESTMENTS — 5.8%
INVESTMENT COMPANIES — 3.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(s)(t)(Cost $128,616)	128,579		128,618

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.5%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 1.84%(s)(t)	79,995		80,003
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(s)(t)	19,321		19,321

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $99,319)			99,324

TOTAL SHORT-TERM INVESTMENTS (Cost $227,935)			227,942

Total Investments — 103.9% (Cost $4,042,812)			4,074,386
Liabilities in Excess of Other Assets — (3.9)%			(154,320)

Net Assets — 100.0%			3,920,066

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
CIFC	Commercial Industrial Finance Corp.
CJSC	Closed Joint Stock Company

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 is approximately $95,467,000.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2019.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(j)	Defaulted security.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(m)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	Amount rounds to less than one thousand.
(q)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of November 30, 2019.
(r)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(s)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of November 30, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	365	03/2020	USD	78,694	(44)
U.S. Treasury 10 Year Note	196	03/2020	USD	25,357	(22)
U.S. Treasury 10 Year Ultra Note	592	03/2020	USD	84,203	(162)
U.S. Treasury Long Bond	70	03/2020	USD	11,132	(34)
U.S. Treasury Ultra Bond	359	03/2020	USD	67,425	(17)

					(279)

Short Contracts
U.S. Treasury 2 Year Note	(2,896)	03/2020	USD	(624,382)	370
U.S. Treasury 5 Year Note	(1,177)	03/2020	USD	(140,035)	103
U.S. Treasury 10 Year Note	(2,512)	03/2020	USD	(324,990)	240
U.S. Treasury 10 Year Ultra Note	(39)	03/2020	USD	(5,547)	23

					736

					457

Abbreviations

USD	United States Dollar

Centrally Cleared Credit default swap contracts outstanding - buy protection(a) as of November 30, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.EM.31-V1	1.00	Quarterly	6/20/2024	1.98	USD 37,500	1,119	343	1,462
CDX.NA.EM.31-V1	1.00	Quarterly	6/20/2024	1.98	USD 22,033	756	103	859

						1,875	446	2,321

CDX.NA.HY.33-V1	5.00	Quarterly	12/20/2024	3.25	USD 129,000	(9,314)	(1,840)	(11,154)
CDX.NA.HY.33-V1	5.00	Quarterly	12/20/2024	3.25	USD 47,500	(3,440)	(667)	(4,107)
CDX.NA.HY.33-V1	5.00	Quarterly	12/20/2024	3.25	USD 165,000	(11,991)	(2,276)	(14,267)

						(24,745)	(4,783)	(29,528)

						(22,870)	(4,337)	(27,207)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

Written Put Options Contracts as of November 30, 2019 (amounts in thousands):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	9,156	USD 915,600	USD 127.75	12/27/2019	(858)

Total Written Options Contracts (Premiums Paid ($715))

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$614,002	$181,885		$795,887
Collateralized Mortgage Obligations	—	661,434	80,159		741,593
Commercial Mortgage-Backed Securities	—	509,191	94,977		604,168
Convertible Bonds	—	142	—		142
Corporate Bonds
Media	—	136,158	—		136,158
Wireless Telecommunication Services	—	54,311	—	(a)	54,311
Other Corporate Bonds	—	1,196,599	—		1,196,599

Total Corporate Bonds	—	1,387,068	—	(a)	1,387,068

Foreign Government Securities	—	176,706	—		176,706
Mortgage-Backed Securities	—	125,147	—		125,147
Municipal Bonds	—	1,930	—		1,930
Common Stocks
Aerospace & Defense	—	—	5		5
Capital Markets	—	—	35		35
Oil, Gas & Consumable Fuels	—	—	7		7
Specialty Retail	—	—	5		5
Other Common Stocks	18	—	—		18

Total Common Stocks	18	—	52		70

Preferred Stocks
Electric Utilities	4,431	—	—		4,431
Specialty Retail	—	—	6		6
Other Preferred Stocks	—	14	—		14

Total Preferred Stocks	4,431	14	6		4,451

Loan Assignments
Construction & Engineering	—	—	1,125		1,125
Leisure Products	—	— (b)	57		57
Specialty Retail	—	—	6		6
Other Loan Assignments	—	5,775	—		5,775

Total Loan Assignments	—	5,775	1,188		6,963

Warrants	—	—	30		30
Options Purchased
Put Options Purchased	2,289	—	—		2,289
Short-Term Investments
Investment Companies	128,618	—	—		128,618
Investment of cash collateral from securities loaned	99,324	—	—		99,324

Total Short-Term Investments	227,942	—	—		227,942

Total Investments in Securities	$234,680	$3,481,409	$358,297		$4,074,386

Appreciation in Other Financial Instruments
Futures Contracts	$736	$—	$—		$736
Swaps	—	446	—		446

Total Appreciation in Other Financial Instruments	$736	$446	$—		$1,182

Depreciation in Other Financial Instruments
Futures Contracts	$(279)	$—	$—		$(279)
Swaps	—	(4,783)	—		(4,783)
Options Written
Put Options Written	(858)	—	—		(858)

Total Depreciation in Other Financial Instruments	$(1,137)	$(4,783)	$—		$(5,920)

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Income Fund	Balance as of February 28, 2019		Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2019
Investments in Securities
Asset-Backed Securities	$52,233		$(38)		$972	$(3)	$140,619	$(21,093)	$9,195	$—	$181,885
Collateralized Mortgage Obligations	6,620		112		539	3	84,378	(13,508)	2,015	—	80,159
Commercial Mortgage-Backed Securities	7,996		144		1,834	58	84,942	(6,074)	6,327	(250)	94,977
Common Stocks - Aerospace & Defense	9		—		(4)	—	—	—	—	—	5
Common Stocks - Capital Markets	30		—		5	—	—	—	—	—	35
Common Stocks - Oil, Gas & Consumable Fuels	—		—	(a)	(3)	—	10	—	—	—	7
Common Stocks - Specialty Retail	7		—		(2)	—	—	—	—	—	5
Corporate Bonds - Wireless Telecommunication Services	—	(b)	—		—	—	—	—	—	—	—	(b)
Loan Assignments - Construction & Engineering	—		—		— (a)	—	1,356	(231)	—	—	1,125
Loan Assignments - Leisure Products	53		—		—	—	4	—	—	—	57
Loan Assignments - Specialty Retail	5		—		1	—	—	—	—	—	6
Preferred Stocks - Specialty Retail	6		—		— (a)	—	—	—	—	—	6
Warrants - Road & Rail	—	(b)	—		—	—	—	—	—	—	—	(b)
Warrants Wireless - Telecommunication Services	—		—		(7)	—	37	—	—	—	30

Total	$66,959		$218		$3,335	$58	$311,346	$(40,906)	$17,537	$(250)	$358,297

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $3,304,000.

There were no significant transfers into or out of level 3 during the period ended November 30, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2019		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$160,232		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 44.00% (17.59%)
				Constant Default Rate	0.00% - 4.054% (0.05%)
				Yield (Discount Rate of Cash Flows)	2.41% - 7.27% (4.38%)

Asset-Backed Securities	160,232

	33,890		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 25.00% (3.39%)
				Constant Default Rate	0.00% - 1.96% (0.01%)
				Yield (Discount Rate of Cash Flows)	3.57% - 6.95% (1.80%)

Collateralized Mortgage Obligations	33,890

	92,977		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (2.97%)
				Constant Default Rate	0.00% - 5.00% (0.08%)
				Yield (Discount Rate of Cash Flows)	(19.50%) - 199.00% (4.81%)

Commercial Mortgage-Backed Securities	92,977

	—	(b)	Terms of Exchange Offer	Expected Recovery	0.00% (0.00%)

Warrants	—	(b)

Total	$287,100

#

The table above does not include level 3 securities that are valued by brokers and pricing services. At November 30, 2019, the value of these securities was $71,197,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Value is zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(a)(b)	$11,989	$2,962,873	$2,846,235	$(11)	$2	$128,618	128,579	$837	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 1.84%(a)(b)	—	310,000	230,000	(2)	5	80,003	79,995	585	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(a)(b)	11,758	189,108	181,545	—	—	19,321	19,321	183	—

Total	$23,747	$3,461,981	$3,257,780	$(13)	$7	$227,942		$1,605	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.

C. Derivatives — The Fund used derivative instruments including futures, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over-the-counter options. Cash collateral posted by the Fund is considered restricted.

(2). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.